Loan Level Exception - Disposition

																												FINAL CREDIT LOAN GRADES					FINAL COMPLIANCE LOAN GRADES					FINAL PROPERTY LOAN GRADES					FINAL OVERALL LOAN GRADES
Edgar Loan ID	Borrower Name	Original Loan Amount	State	Note Date	Occupancy	Purpose	QM Status	Overall Grade	Credit Grade	Credit Exceptions	Credit Exception Information	Credit Exception Comments	Property Grade	Property Exceptions	Property Exception Information	Property Exception Comments	Compliance Grade	Compliance Exceptions	Compliance Exception Information	Compliance Exception Comments	Compliance Comp Factors	Compensating Factors	Subject to High Cost - Unable to Test	Disposition 2	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P
RPL328	XXXX XXXX	$XXX	XX	XX/XX/XX	Primary	Purchase	Non QM	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Minimum Loan Amount discrepancy.: Note loan amount of $xx,xxx is less than Guideline minimum loan amount of $100,000.00. [3] Application / Processing - Missing Document: AUS not provided	The program Expanded Approval, which permits loan amounts of $XXX,XXX to $X,XXX,XXX. The subject loan is $XX,XXX and does not meet the minimum loan amount for this program. The Lender's guidelines required DU Findings to verify any red flags. The loan file is missing a DU Finding.		1				2	[2] Federal Compliance - RESPA (XXXX-XX-XX): The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan. [2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011): Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.	Federal Compliance - RESPA (XXXX-XX-XX) Inaccurate: The homeowner's insurance monthly payment was rounded up to $XX per month and the actual monthly payment is $XX, leaving a variance of XX cents.		Federal Compliance - RESPA (XXXX-XX-XX) Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
RPL648	XXXX XXXX	$XXX	XX	XX/XX/XX	Primary	Purchase	Non QM	2	1				1				2	[2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.	Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: Verification of Borrower's receipt of the HUD Settlement Cost Booklet was not found in the file.		Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
RPL489	XXXX XXXX	$XXX	XX	XX/XX/XX	Primary	Purchase	VA Safe Harbor QM	3	2	[2] Application / Processing - Valuation Error: APN on the valuation report does not match the transfer deed.: Valuation Type: Appraisal / Valuation Report Date: XX/XX/XXXX	APN on appraisal is XXXXX. Deed shows XXXXXXXXXXXX	1	3	[3] Federal Compliance - Unknown Loan Designation: Ability to Repay (XXXX-XX-XX) business days of application.
[2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.	Federal Compliance - Unknown Loan Designation: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the XXX firm performing the loan level due diligence and to have the XXX firm confirm said designation.

																					Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (XXXX-XX-XX) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA ATR/QM	B	B	B	B	B	B	C	B	C	B	A	A	A	A	A	B	C	B	C	B
RPL7340	XXXX XXXX	$XXX	XX	XX/XX/XX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.: Disaster Name: XXXXXXXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX [3] Application / Processing - Missing Document: Fraud Report not provided	1	2	[2] Federal Compliance - (XXXX-XX-XX) With Cure: RESPA (XXXX-XX-XX): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status. [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX,XXX is underdisclosed from calculated Finance Charge of $XX,XXX in the amount of $XXX.	Federal Compliance - (Missing Data) Last Rate Set Date: File is missing proof of the Rate Lock date. Worst case scenario between the creditor application date and the transaction date has been used to determine the rate used for testing.
Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: Final HUD-1 Line 204 disclosed a lender tolerance cure of $XXX
Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: Affiliated Business Arrangement Disclosure was not signed and dated by the borrower.
Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: Servicing Disclosure Statement is missing from the file.
Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: Earliest Right to Receive a Copy of the Appraisal Disclosure is dated XX/XX/XXXX, which is not within 3 business days of the application date of XX/XX/XXXX.
Federal Compliance - Final TIL Finance Charge Under Disclosed: Final TIL disclosed a finance charge of $XX,XXX; calculated finance charge is $XX,XXX, which is a difference of $XXXfor the subject refinance transaction.	Federal Compliance - RESPA (XXXX-XX-XX) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: There is generally no Assignee Liability.

																					Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
RPL7081	XXXX XXXX	$XXX	XX	XX/XX/XX	Primary	Refinance Cash-out - Debt Consolidation	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name:XXXXXXXXXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX	The subject property is located in a FEMA Disaster area. Provide a post-disaster inspection verifying there was no damage to the subject. The inspection must include exterior photos of the subject.		1				2	[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.			Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
RPL7243	XXXX XXXX	$XXX	XX	XX/XX/XX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	2	1				1				2	[2] Federal Compliance - RESPA (XXXX-XX-XX) - Loan Amount on Final GFE Inaccurate: RESPA (XXXX-XX-XX): Initial payment on GFE does not match actual payment on loan.			Federal Compliance - RESPA (XXXX-XX-XX) - Loan Amount on Final GFE Inaccurate: RESPA (XXXX-XX-XX) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
RPL7110	XXXX XXXX	$XXX	XX	XX/XX/XX	Primary	Refinance Cash-out - Debt Consolidation	Non QM	3	3	[3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient. [3] Application / Processing - Missing Document: Fraud Report not provided [2] Credit Eligibility - Credit report shows credit payments as currently delinquent. [2] Insurance Analysis - Hazard Insurance Policy expires within 90 days of the Note Date.: Hazard Insurance Policy Expiration Date XX/XX/XXXX, Note Date XX/XX/XXXX	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (XXXX-XX-XX): Points and Fees on subject loan of X.XXXX% is in excess of the allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total $X,XXX on a Federal Total Loan Amount of $XXX,XXXvs. an allowable total of $X,XXX (XXXX-XX-XX): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Federal Compliance - Check Loan Designation Match - QM: Due to Points and Fees failure. Federal Compliance - QM Points and Fees: Points and Fees exceed maximum allowable.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the XXX firm performing the loan level due diligence and to have the XXX firm confirm said designation.

																					State Compliance - Colorado Consumer Credit Code (XXXX-XX-XX): TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			TILA ATR/QM	C	C	C	C	C	C	C	C	C	C	A	A	A	A	A	C	C	C	C	C
RPL7080	XXXX XXXX	$XXX	XX	XX/XX/XX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - Missing Document: Fraud Report not provided	Fraud Report is missing from file.		1				2	[2] Federal Compliance - RESPA (XXXX-XX-XX) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.			Federal Compliance - RESPA (XXXX-XX-XX) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
RPL7095	XXXX XXXX	$XXX	XX	XX/XX/XX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.: Disaster Name: XXXXXXXXXXXXXXXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX [3] Application / Processing - Missing Document: Fraud Report not provided [2] Application / Processing - 1003 Error: Citizenship Source Documentation was not provided: Borrower: XXXXXXXXXXXXXXXXX	The Permanent Resident Alien card is not in the file.	REVIEWER - GENERAL COMMENT (XXXX-XX-XX): Exception Explanation Updated from: Disaster Name: XXXXXXXXXXXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX	1	2	[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (XXXX-XX-XX) [2] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXXplus 10% or $XXX. Sufficient or excess cure was provided to the borrower. (0)	REVIEWER - CURED COMMENT (XXXX-XX-XX): Cured at closing.	Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

																					Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Escrowed Property Costs over Year 1 - Pre October XXXX: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
RPL7644	XXXX XXXX	$XXX	XX	XX/XX/XX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXXXXXXXXXXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX [3] Application / Processing - Missing Document: Fraud Report not provided			1				2	[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $XXX exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (8304)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: No COC or cure was provided to the borrower for tolerance overages		Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
RPL7607	XXXX XXXX	$XXX	XX	XX/XX/XX	Primary	Refinance Cash-out - Debt Consolidation	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXXXXXXXXXXXXXA Disaster Declaration Date: XX/XX/XXXX	The property is located in NY. Provide a post-disaster inspection verifying there was no damage from remnants of hurricane Ida. The inspection must include exterior photos and the property must be re-inspected on or afterXX/XX/XXXX declared end date.		1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXXXXX)						-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
RPL7085	XXXX XXXX	$XXX	XX	XX/XX/XX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Income Documentation - Income Docs Missing:: Borrower: XXXXXXXXXXXXXXX Paystubs [3] Application / Processing - Missing Document: Fraud Report not provided [3] Income Documentation - REO Documents are missing.: Address: XXXXXXXXXXXXXXXXXXXXXXXX, MN Lease Agreement			1				2	[2] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (XXXX-XX-XX) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided.			Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
RPL7094	XXXX XXXX	$XXX	XX	XX/XX/XX	Investment	Refinance Rate/Term	N/A	3	3	[3] Application / Processing - Missing Document: Fraud Report not provided			1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
RPL7292	XXXX XXXX	$XXX	XX	XX/XX/XX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.: Documented qualifying Assets for Closing of $0.00 is less than Cash From Borrower $XXXX.	Verification of assets listed on the 1008 were not provided for review.		1				2	[2] State Compliance - Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Ohio Consumer Sales Practices Act: Borrower’s ability to repay not verified with reliable documentation. [2] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act: Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.	State Compliance - Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Verification of the borrowers income was not provided in the loan file.					-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
RPL7357	XXXX XXXX	$XXX	XX	XX/XX/XX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - Missing Document: Fraud Report not provided			1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXXXXX)						-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
RPL7091	XXXX XXXX	$XXX	XX	XX/XX/XX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - Missing Document: Fraud Report not provided [3] Credit Documentation - No evidence of fraud report in file: Credit Report: Original // Borrower: XXXXXXXXXXXX			1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
RPL7099	XXXX XXXX	$XXX	XX	XX/XX/XX	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.: Disaster Name: XXXXXXXXXXXXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX [3] Application / Processing - Missing Document: Fraud Report not provided [3] Mortgage / Program Eligibility - Missing Document: Note - Subordinate Lien not provided	The subject property is located in a FEMA Disaster area. Provide a post-disaster inspection verifying there was no damage to the subject. The inspection must include exterior photos of the subject.		1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
RPL7077	XXXX XXXX	$XXX	XX	XX/XX/XX	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.: Disaster Name: XXXXXXXXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX [3] Application / Processing - Missing Document: Fraud Report not provided			1				2	[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1			Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
RPL7734	XXXX XXXX	$XXX	XX	XX/XX/XX	Primary	Refinance Rate/Term	Safe Harbor QM	3	3	[3] Asset Documentation - Asset documentation requirements not met. [3] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.: Documented qualifying Assets for Closing of $0.00 is less than Cash From Borrower $XXX. [3] Income Documentation - Income Docs Missing:: Borrower: XXXXXXXXXXXXXXPaystubs [3] Income Documentation - Income documentation requirements not met. [3] Application / Processing - Missing Document: Fraud Report not provided	Document funds to close or provide invoices showing all POCs by the borrower. DU requirements were not met due to missing income documentation.	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.
[2] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXXXXX)
[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (FinXX/XX/XXXXXXX)	Federal Compliance - Check Loan Designation Match - QM: Waterfall for missing Income Documentation.
Federal Compliance - TRID Final Closing Disclosure Finance Charge: The loan discount fee of -$XXXX is included on the itemization of prepaid finance charges but not on the final closing disclosure.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Provide evidence the borrower received a closing disclosure at least 3 days prior to closing.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the XXX firm performing the loan level due diligence and to have the XXX firm confirm said designation.

Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																					Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TILA ATR/QM	C	C	C	C	C	B	C	B	C	B	A	A	A	A	A	C	C	C	C	C
RPL7735	XXXX XXXX	$XXX	XX	XX/XX/XX	Second Home	Purchase	Non QM	3	3	[3] Application / Processing - Missing Document: Fraud Report not provided [3] Application / Processing - Missing Document: Tax Certificate not provided [2] Credit Eligibility - Public Record Issue:: Credit Report: Original // Public Record Type: Collections / Balance:XXX	Tax Certificate was not provided.	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (XXXX-XX-XX): Points and Fees on subject loan of X.XXX% is in excess of the allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total $X,XXX on a Federal Total Loan Amount of $XXX,XXXvs. an allowable total of $X,XXX (XXXX-XX-XX) business days of application.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (XXXX-XX-XX)
[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XX exceeds tolerance of $XXplus 10% or $XX. Sufficient or excess cure was provided to the borrower at Closing. (0)	Federal Compliance - Check Loan Designation Match - QM: Loan Designation of Temporary SHQM does not match Due Diligence loan Designation of Non QM.
Federal Compliance - QM Points and Fees: Maximum Points and Fees allowable are 3.00000%, was exceeded by Points and Fees on subject loan of X.XXX%.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: List of Homeownership Counseling needs to be provided within 3 business days.
Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 - Pre October XXXX Testing: Loan Disclosures: Amount of Escrowed Property Costs over Year 1 should be $X,XXX.
Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: Cure provided.	REVIEWER - CURED COMMENT (XXXX-XX-XX): Sufficient Cure Provided At Closing	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the XXX firm performing the loan level due diligence and to have the XXX firm confirm said designation.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (XXXX-XX-XX) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																					Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 - Pre October XXXX Testing: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TILA ATR/QM	C	C	C	C	C	C	C	C	C	C	A	A	A	A	A	C	C	C	C	C
RPL7733	XXXX XXXX	$XXX	XX	XX/XX/XX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX			1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
RPL7732	XXXX XXXX	$XXX	XX	XX/XX/XX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
RPL7723	XXXX XXXX	$XXX	XX	XX/XX/XX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
RPL7724	XXXX XXXX	$XXX	XX	XX/XX/XX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - Missing Document: Fraud Report not provided			1				1	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Sufficient or excess cure was provided to the borrower at Closing. (7506)		REVIEWER - CURED COMMENT (XXXX-XX-XX): Sufficient Cure Provided At Closing				-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
RPL7725	XXXX XXXX	$XXX	XX	XX/XX/XX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: WILDFIRES Disaster Declaration Date: XX/XX/XXXX [3] Application / Processing - Missing Document: Fraud Report not provided			1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
RPL7726	XXXX XXXX	$XXX	XX	XX/XX/XX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	2	1	1	2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXXXXX)
																		[2] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated XX/XX/XXXX was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (InitiXX/XX/XXXXXXX)	Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: Loan estimate was electronically signed XX/XX/XXXX. E-sign agreement performed on XX/XX/XXXX.		Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
RPL7293	XXXX XXXX	$XXX	XX	XX/XX/XX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX			1				2	[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. [2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.			Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
RPL7693	XXXX XXXX	$XXX	XX	XX/XX/XX	Investment	Purchase	N/A	3	3	[3] Income Documentation - Income Docs Missing:: Borrower: XXXXXXXXXXX 4506-T (XXXX), 4506-T (XXXX) [3] Application / Processing - Missing Document: Fraud Report not provided	Missing Income documents for the 4506-T(XXXX) and (XXXX)		1				2	[2] Federal Compliance - ECOA Appraisal - Appraisal Waiver Less than 3 Days From Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Borrower provided appraisal waiver less than three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXXXXX)	Federal Compliance - ECOA Appraisal - Appraisal Waiver Less than 3 Days From Consummation: Waiver in file is dated XX/XX/XXXX which does not meet the timing requirement of 3 days prior to consummation date of XX/XX/XXXX.		Federal Compliance - ECOA Appraisal - Appraisal Waiver Less than 3 Days From Consummation: There is generally no Assignee Liability.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
RPL7082	XXXX XXXX	$XXX	XX	XX/XX/XX	Primary	Refinance Cash-out - Debt Consolidation	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXX Disaster Declaration Date: XX/XX/XXXX [2] Credit Documentation - Reported liability reflects the borrower as an Authorized User. This debt has been excluded from QM qualification.: Credit Report: Original // Liability Type: Revolving / Current Balance: $XX,XXX / Line Limit: $XX,XXX	The XXXXX account with a balance of $XX,XXX, indicating an authorized user, appears to be a duplicate account; however, the account numbers are different.. Additional information is required to determine why this account was excluded from the debts by the lender.		1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
RPL7084	XXXX XXXX	$XXX	XX	XX/XX/XX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXX Disaster Declaration Date: XX/XX/XXXX [3] Insufficient Coverage - The Hazard Insurance Policy Effective Date is after closing.: Hazard Insurance Policy Effective Date XX/XX/XXXX, Disbursement Date: XX/XX/XXXX			1				2	[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.			Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
RPL7086	XXXX XXXX	$XXX	XX	XX/XX/XX	Primary	Refinance Rate/Term	Safe Harbor QM	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX
Disaster End Date: XX/XX/XXXX
Disaster Name: XXXXXXXXXXXXXXXXXXX
Disaster Declaration Date: XX/XX/XXXX
[3] Income Documentation - Income documentation requirements not met.
[3] Income Documentation - The verification of employment is not within 10 business days of the Note.: Borrower: XXXXXXXXXXXXXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX
[3] Income Documentation - Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXXXXXXXXXXXXXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX	Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX Missing VVOE within 10 days for borrower's current employer. Missing VVOE within 10 days for borrower's current employer. Missing VVOE within 10 days for borrower's current employer.	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (XXXX-XX-XX): Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower at the time of application.
[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower at the time of application.
[2] State Compliance - Michigan Consumer Mortgage Protection Act (XXXX-XX-XX)
[2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XX exceeds tolerance of $XX plus 10% or $XX. Insufficient or no cure was provided to the borrower. (XXXX-XX-XX)	Federal Compliance - Check Loan Designation Match - QM: Loan designation failure due to QM failure. This exception will be cleared once all QM specific exceptions have been cured/cleared.
Federal Compliance - TRID Final Closing Disclosure Property Taxes Included In Escrow: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether property taxes are included in escrow. Taxes Escrowed should have been selected on page 1 of the closing disclosure.
Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: 10% tolerance was exceeded by $XX due to increase of recording fee.  No valid COC provided, nor evidence of cure in file.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: 0% Fee Tolerance exceeded for Title - Settlement / Closing / Escrow Fee. Fee Amount of $XXXexceeds tolerance of $XXX Insufficient or no cure was provided to the borrower	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the XXX firm performing the loan level due diligence and to have the XXX firm confirm said designation.

State Compliance - Michigan Consumer Mortgage Protection Act (XXXX-XX-XX) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TRID Final Closing Disclosure Property Taxes Included In Escrow: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

																					Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TILA ATR/QM	C	C	C	C	C	B	C	B	C	B	A	A	A	A	A	C	C	C	C	C
RPL7083	XXXX XXXX	$XXX	XX	XX/XX/XX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX [3] Application / Processing - Missing Document: Fraud Report not provided [3] Credit Documentation - No evidence of fraud report in file: Credit Report: Original // Borrower: XXXXXXXXXX			1				2	[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1			Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
RPL7087	XXXX XXXX	$XXX	XX	XX/XX/XX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - Missing Document: Fraud Report not provided [3] Mortgage / Program Eligibility - Missing Document: Note - Subordinate Lien not provided [3] Credit Documentation - No evidence of fraud report in file: Credit Report: Original // Borrower:XXXXXXXXXXXXX			1				2	[2] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure – 130(b) Cure: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $XX exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower. Missing required remediation documentation to complete cure. (8304)	Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure – 130(b) Cure: Transfer Tax was not disclosed on Loan Estimate. File does not contain a valid COC for this fee, nor evidence of cure.		Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure – 130(b) Cure: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
RPL7089	XXXX XXXX	$XXX	XX	XX/XX/XX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX
Disaster End Date: XX/XX/XXXX
Disaster Name: XXXXXXXXXXX
Disaster Declaration Date: XX/XX/XXXX
[3] Credit Documentation - No evidence of fraud report in file: Credit Report: Original // Borrower: XXXXXXXXXXXXX, Credit Report: Original // Borrower: XXXXXXXXXXXXXXX
										[3] Insufficient Coverage - The Hazard Insurance Policy effective date is after the funds disbursed.: Hazard Insurance Policy Effective Date XX/XX/XXXX; Disbursement Date: XX/XX/XXXX; Note Date: XX/XX/XXXX; Transaction Date: XX/XX/XXXX			1				2	[2] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on XX/XX/XXXX not received by borrower at least four (4) business days prior to closing. (InterXX/XX/XXXXXXX)	Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: Evidence of borrower's receipt was not provided.		Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
RPL7088	XXXX XXXX	$XXX	XX	XX/XX/XX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient. [3] Lien - Missing evidence of lien position on Other Financing.: Lien Position: 2	HOI coverage is insufficient by $XX,XXX. Updated policy reflecting minimum coverage of $XXX,XXXOR replacement cost estimate supporting current coverage amount was missing in this file. HELOC documents ( Note) was missing in this file.	1	2	[2] State Compliance - Maryland Ability to Repay Not Verified: Maryland SB270: File does not contain evidence that analysis of borrower’s ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate, if applicable.
[2] Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.
																		[2] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $0.00 is less than amount of binding Lender Credit previously disclosed in the amount of $-XXX. (9300)	Federal Compliance - TRID Lender Credit Tolerance Violation: Final Lender Credit was last disclosed as $-XXXon LE; however, it was disclosed as $0.00 on Final Closing Disclosure		State Compliance - Maryland Ability to Repay Not Verified: No express provisions for assignee liability Federal Compliance - RESPA - Initial Escrow Account statement Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - TRID Lender Credit Tolerance Violation: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
RPL7096	XXXX XXXX	$XXX	XX	XX/XX/XX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX [3] Application / Processing - Missing Document: Fraud Report not provided	At the time of this loan the Disaster was not declared, Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX, Disaster Declaration Date: XX/XX/XXXX		1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
RPL7694	XXXX XXXX	$XXX	XX	XX/XX/XX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	2	1	1	2	[2] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXXXXX)
[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXXXXX)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Notary Fee.  Fee Amount of $XX exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7711)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $XXXexceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower. (7506)	Federal Compliance - TRID Final Closing Disclosure Finance Charge: Disclosed Finance Charges are $XXX,XXX. Due Diligence Finance Charges are $XXX,XXX. There is a variance of $X,XXX. An itemization of Lender and/or Seller paid fees was not provided.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: No evidence Borrower was provided Final Closing Disclosure at least 3 business days before closing.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Valid Change of Circumstance not provided to justify fee increase.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Valid Change of Circumstance not provided to justify fee increase.	Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																					Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
RPL7098	XXXX XXXX	$XXX	XX	XX/XX/XX	Investment	Refinance Rate/Term	N/A	3	3	[3] Income Documentation - Income Docs Missing:: Borrower: XXXXXXXXXXXX 1040 (XXXX)
[3] Application / Processing - Missing Document: Fraud Report not provided
[3] Credit Documentation - No evidence of fraud report in file: Credit Report: Original // Borrower:XXXXXXXXXXXXX
[3] Income Documentation - REO Documents are missing.: Address: XXXXXXXXXXXXXXXX VA, Address: XXXXXXXXXXXXXXXXX, DC, Address: XXXXXXXXXXXXXXXXMD, Address: XXXXXXXXXXXXXXXXXXX MD, Address: 4XXXXXXXXXXXXXXXXXXNY, Address: XXXXXXXXXXX XXXXXXXXXXXXMD Insurance Verification, Statement, Tax Verification
Insurance Verification, Statement, Tax Verification
Insurance Verification, Statement, Tax Verification
Insurance Verification, Statement, Tax Verification
Insurance Verification, Statement, Tax Verification
										Insurance Verification, Statement, Tax Verification			1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
RPL7643	XXXX XXXX	$XXX	XX	XX/XX/XX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - Missing Document: Fraud Report not provided			1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
RPL7680	XXXX XXXX	$XXX	XX	XX/XX/XX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXX Disaster Declaration Date: XX/XX/XXXX	As at the time of this loan Disaster was not declared. Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Declaration Date: XX/XX/XXXX		1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
RPL7100	XXXX XXXX	$XXX	XX	XX/XX/XX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - Missing Document: Fraud Report not provided [3] Credit Documentation - No evidence of fraud report in file: Credit Report: Original // Borrower: XXXXXXXXXXXXXX, Credit Report: Original // Borrower: XXXXXXXXXXXXXXXX			1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
RPL7097	XXXX XXXX	$XXX	XX	XX/XX/XX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - Missing Document: Fraud Report not provided [3] Credit Documentation - No evidence of fraud report in file: Credit Report: Original // Borrower: XXXXXXXXXXXXXXXXX			1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
RPL7368	XXXX XXXX	$XXX	XX	XX/XX/XX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXXXXXXXXXXXXE Disaster Declaration Date: XX/XX/XXXX [3] Credit Documentation - The Verification of Rent (VOR) / Verification of Mortgage (VOM) is required and was not found in file.	1	2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXXXXX7)
[2] Federal Compliance - Notice of Special Flood Hazard Disclosure Not Provided Timely: FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure within a reasonable time prior to closing.
[2] Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Escrowed Property Costs over Year 1 - Pre October 2018: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year 1 ofXXXX on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXXXXX)
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed an escrow payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/1989915)
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/1989914)
[1] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment Overdisclosed: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan. (FinXX/XX/XXXXXXXX)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $XXXexceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (75103)	Federal Compliance - Notice of Special Flood Hazard Disclosure Not Provided Timely: Borrower was not provided the Notice of Flood within 3 days prior to closing.
Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Escrowed Property Costs over Year 1 - Pre October XXXX: Final CD reflects annual HOI fee of $XXX; however, the HOI Policy shows correct annual HOI fee of $XXX.
Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: HOI fees disclosed on Final CD are inaccurate causing the discrepancy.
Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: HOI fees disclosed on Final CD are inaccurate causing the discrepancy.
Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment Overdisclosed: Annual property cost on page 4 of the CD are $XXXX, and should be $XXXX	REVIEWER - CURED COMMENT (XXXX-XX-XX): Sufficient Cure Provided At Closing REVIEWER - CURED COMMENT (XXXX-XX-XX): Sufficient Cure Provided At Closing	Federal Compliance - Notice of Special Flood Hazard Disclosure Not Provided Timely: Liability for violations cannot be transferred to a subsequent purchaser of a loan.

Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Escrowed Property Costs over Year 1 - Pre October XXXX: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																					Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment Overdisclosed: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
RPL7101	XXXX XXXX	$XXX	XX	XX/XX/XX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXX Disaster Declaration Date: XX/XX/XXXX [3] Application / Processing - Missing Document: Fraud Report not provided			1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
RPL7369	XXXX XXXX	$XXX	XX	XX/XX/XX	Second Home	Purchase	Non QM	3	3	[3] Asset Calculation / Analysis - AUS Findings: Available for Reserves discrepancy.: Calculated Available for Reserves of $0.00 is less than AUS Available for Reserves of $XXXX. [3] AUS Discrepancy / Guidelines Discrepancy - AUS Findings: Qualifying asset balance discrepancy.: Calculated qualifying asset balance of $XXXX is less than AUS qualifying asset balance of $XX,XXX. [3] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.: Documented qualifying Assets for Closing of $XXXX is less than Cash From Borrower $XX,XXX.	Assets documents was not provided in file. Assets documents was not provided in file. Asset documents was not provied in file..	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (XXXX-XX-XX): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (XXXX-XX-XX)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Survey Fee. Fee Amount of $XXX exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7723)	Federal Compliance - Check Loan Designation Match - QM: Due Diligence Loan Designation of Non QM due to missing income and credit documentation.
Federal Compliance - QM DTI: The final CD disclosed the annual taxes $XXXXand homeowners insurance total are $XXX per year. Final CD reflects Estimated Taxes, Insurance & Assessments of $XXXmonthly, correct amount is $XXX. Provide a post-close CD correcting on page 4 and Estimated Taxes, Insurance & Assessments on page 1; and a copy of the letter of explanation letter sent to the borrower disclosing the changes made.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Federal Equal Credit Opportunity Act Notice is dated XX/XX/XXXX
Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 - Pre October XXXesting: The final CD disclosed the Amount of Total Property Costs over Year 1 as $XXXXon page 4; however the annual taxes $XXXX and homeowners insurance  total are XXXper year. Final CD reflects Estimated Taxes, Insurance & Assessments of $XXX monthly, correct amount is $XXX Provide a post-close CD correcting on page 4 and Estimated Taxes, Insurance & Assessments on page 1; and a copy of the letter of explanation letter sent to the borrower disclosing the changes made.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Survey Fee of $XXX exceeds tolerance of $0.00. No cure in the amount of $XXX was not provided to the borrower.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the XXX firm performing the loan level due diligence and to have the XXX firm confirm said designation.

Federal Compliance - QM DTI: Although this issue is subject to a 3 year SOL for affirmative claims under TILA, XXX does not adjust grading taking into account TILA SOL for exceptions under ATR, given the potential for enhanced damages when asserting an ability to repay defense in response to an action to collect a debt by recoupment or set-off.

Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 - Pre October XXXX Testing: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																					Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TILA ATR/QM	C	C	C	C	C	C	C	C	C	C	A	A	A	A	A	C	C	C	C	C
RPL7370	XXXX XXXX	$XXX	XX	XX/XX/XX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX
Disaster End Date: XX/XX/XXXX
Disaster Name: XXXXXXXXXXXXXXXXXX
Disaster Declaration Date: XX/XX/XXXX
[3] Application / Processing - Missing Document: Fraud Report not provided
[3] Income Documentation - The verification of employment is not within 10 business days of the Note.: Borrower: XXXXXXXXXXXXXXXXX// Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX
										[3] Income Documentation - Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXXXXXXXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX	VVOE was completedXX/XX/XXXX which is after closing and no exception was noted. VVOE was completed after closing XX/XX/XXXX) and no exception was noted.		1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (XXXX-XX-XX): Creditor did not provide a copy of each valuation to applicant three (XXXX-XX-XX) [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower. (75103)	Federal Compliance - TRID Lender Credit Tolerance Violation: No COC or cure was provided to the borrower for tolerance overages Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: No COC or cure was provided to the borrower for tolerance overages		Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions. Federal Compliance - TRID Lender Credit Tolerance Violation: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
RPL7103	XXXX XXXX	$XXX	XX	XX/XX/XX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - Missing Document: Fraud Report not provided [3] Credit Documentation - No evidence of fraud report in file: Credit Report: Original // Borrower: XXXXXXXXXXXX			1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
RPL7695	XXXX XXXX	$XXX	XX	XX/XX/XX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXX Disaster Declaration Date: XX/XX/XXXX	The property is located in XXXXXXXXXXXXXXX. Provide a post-disaster inspection verifying there was no damage fromXXXXXXXXXXXX Disaster. The inspection must include exterior photos and the property must be re-inspected on or after XX/XX/XXXX,		1				2	[2] Application / Processing - Missing Document: Missing Lender's Initial 1003 [2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.	Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: Affiliated Business Arrangement was present in file without a signature. Please provide Affiliated Business Arrangement with signature included.		Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
RPL7371	XXXX XXXX	$XXX	XX	XX/XX/XX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXXXXX) [2] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on XX/XX/XXXX not received by borrower at least four (4) business days prior to closing. (InterXX/XX/XXXXXXX)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: No evidence of early receipt was located in the file Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: No evidence of date Loan Estimate was received by Borrower		Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
RPL7105	XXXX XXXX	$XXX	XX	XX/XX/XX	Primary	Refinance Cash-out - Home Improvement	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - Missing Document: Fraud Report not provided			1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
RPL7372	XXXX XXXX	$XXX	XX	XX/XX/XX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1	[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX. Sufficient or excess cure was provided to the borrower at Closing. (0)		REVIEWER - CURED COMMENT (XXXX-XX-XX): Sufficient Cure Provided At Closing				-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
RPL7106	XXXX XXXX	$XXX	XX	XX/XX/XX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXXXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX [3] Application / Processing - Missing Document: Fraud Report not provided	Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name:XXXXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX		1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
RPL7112	XXXX XXXX	$XXX	XX	XX/XX/XX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.: Disaster Name: XXXXXXXXXXXXXXXXXXXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX [3] Credit Documentation - No evidence of fraud report in file: Credit Report: Original // Borrower: XXXXXXXXXXXXX	Disaster Name: XXXXXXXXXXXXXXXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX		1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
RPL7104	XXXX XXXX	$XXX	XX	XX/XX/XX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient. [3] Credit Documentation - No evidence of fraud report in file: Credit Report: Original // Borrower: Molly Dore [2] Insurance Analysis - Hazard Insurance Policy expires within 90 days of the Note Date.: Hazard Insurance Policy Expiration Date XX/XX/XXXX, Note Date XX/XX/XXXX	HOI coverage of $XXX,XXX at time of origination was short		1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
RPL7690	XXXX XXXX	$XXX	XX	XX/XX/XX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
RPL7691	XXXX XXXX	$XXX	XX	XX/XX/XX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Sufficient or excess cure was provided to the borrower at Closing. (7506)		REVIEWER - CURED COMMENT (XXXX-XX-XX): Sufficient Cure Provided At Closing				-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
RPL7108	XXXX XXXX	$XXX	XX	XX/XX/XX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	2	1				1				2	[2] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on XX/XX/XXXX not received by borrower at least four (4) business days prior to closing. (InterXX/XX/XXXXXXX) [1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $XXX exceeds tolerance of $XXX. Sufficient or excess cure was provided to the borrower at Closing. (8304)	Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: Loan Estimate providedXX/XX/XXXXas not received by borrower at least 4 business days prior to closing dated X/XX/XX.	REVIEWER - CURED COMMENT (XXXX-XX-XX): Sufficient Cure Provided At Closing	Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
RPL7692	XXXX XXXX	$XXX	XX	XX/XX/XX	Primary	Refinance Rate/Term	Non QM	3	3	[3] Income Documentation - The verification of employment is not within 10 calendar days of the Note.: Borrower: XXXXXXXXXXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX
[3] Income Documentation - The verification of employment is not within 10 calendar days of the Note.: Borrower: XXXXXXXXXXXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX
[3] Income Documentation - Verification(s) of employment is not within 10 calendar days of the Note.: Borrower: XXXXXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX, Borrower: XXXXXXXXXXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX	VVOE was 12 calendar days before note date. VVOE was 12 calendar days before note date. VVOE completedXX/XX/XXXX12 calendar days before note date of X/XX/XX.	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - QM Points and Fees: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan ofX.XXX% is in excess of the allowable maximum of  3.00000% of the Federal Total Loan Amount. Points and Fees total $XXXXon a Federal Total Loan Amount of $XXX,XXXvs. an allowable total of $XXXX(an overage of $XXX or .XXXX%).
[2] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 -  OctoberXXX Testing: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of XXXX on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXXXXX)
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of XXX on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXXXXX)
[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXXXXX)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $XXexceeds tolerance of $XX.  Sufficient or excess cure was provided to the borrower at Closing. (7520)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Abstract / Title Search. Fee Amount of $XXX exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (75178)	Federal Compliance - Check Loan Designation Match - QM: Loan was AUS approved but is failing points and fees testing and is waterfalling to a Due Diligence Loan Designation of Non QM.
Federal Compliance - QM Points and Fees: Points and Fees exceed the maximum allowable.
Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 -  OctoberXXX Testing: Correct escrowed property costs Year 1 are Taxes $XXXX and Insurance $XXX Total $XXXX.
Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1 Test: Non-escrowed property cost Year 1 is HOA of $XX/month or $XXX/year.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Initial closing disclosure ofXX/XX/XXXXwas not delivered within 3 business days.
Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: Lender cure of $XXX covers this excess.
Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: Lender cure of $XXX covers this excess.	REVIEWER - CURED COMMENT (XXXX-XX-XX): Sufficient Cure Provided At Closing REVIEWER - CURED COMMENT (XXXX-XX-XX): Sufficient Cure Provided At Closing	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the XXX firm performing the loan level due diligence and to have the XXX firm confirm said designation.

Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 -  October XXXX Testing: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1 Test: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																					Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TILA ATR/QM	C	C	C	C	C	C	C	C	C	C	A	A	A	A	A	C	C	C	C	C
RPL7113	XXXX XXXX	$XXX	XX	XX/XX/XX	Primary	Refinance Cash-out - Debt Consolidation	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - Missing Document: Fraud Report not provided			1				2	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX. [2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).	Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Transaction date ofXX/XX/XXXX from Notary Date of Security Instrument. California property. Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Transaction date ofXX/XX/XXXX from Notary Date of Security Instrument. California property.		Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions. Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
RPL7054	XXXX XXXX	$XXX	XX	XX/XX/XX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXXXXX)						-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
RPL7114	XXXX XXXX	$XXX	XX	XX/XX/XX	Primary	Refinance Cash-out - Debt Consolidation	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - Missing Document: Fraud Report not provided			1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
RPL7115	XXXX XXXX	$XXX	XX	XX/XX/XX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Income Documentation - The verification of employment is not within 10 business days of the Note.: Borrower:XXXXXXXXXXXX// Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX [3] Income Documentation - Verification(s) of employment is not within 10 business days of the Note.: Borrower:XXXXXXXXXXXXXs // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX			1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
RPL7696	XXXX XXXX	$XXX	XX	XX/XX/XX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Sufficient or excess cure was provided to the borrower at Closing. (7506)		REVIEWER - CURED COMMENT (XXXX-XX-XX): Sufficient Cure Provided At Closing				-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
RPL7116	XXXX XXXX	$XXX	XX	XX/XX/XX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX			1				2	[2] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on XX/XX/XXXX not received by borrower at least four (4) business days prior to closing. (InterXX/XX/XXXXXXX)	Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: No evidence of early receipt was located in the file for Loan Estimate datedXX/XX/XXXX		Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
RPL7117	XXXX XXXX	$XXX	XX	XX/XX/XX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX			1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
RPL7743	XXXX XXXX	$XXX	XX	XX/XX/XX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Guideline Issue - This loan closed during the COVID-19 affected timeframe. Asset Account date is more than 60 days prior to the Note date or notary date.: Financial Institution:XXXXXXXXXXXXXXXX// Account Type: 401(k)/403(b) Account / Account Number: XXXX Note Date: XX/XX/XXXX; Notary Date: XX/XX/XXXX			1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
RPL7326	XXXX XXXX	$XXX	XX	XX/XX/XX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - Missing Document: Fraud Report not provided [3] Application / Processing - Missing Document: Loan Underwriting and Transmittal Summary (1008) / MCAW not provided	1	2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:SecondaXX/XX/XXXXXXX)
[2] State Compliance - Maryland Counseling Agencies Disclosure Not in File: Maryland HB1399 - No evidence of counseling agencies list per Maryland HB 1399.
[2] State Compliance - Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided): Maryland Mortgage Lending Regulations: Net Tangible Benefit Worksheet not provided to borrower.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: File does not contain evidence the AVM was provided to the borrower.
State Compliance - Maryland Counseling Agencies Disclosure Not in File: Evidence of counseling agencies list was not provided to the borrower and associated with the file.
State Compliance - Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided): Net tangible benefit worksheet was not provided and associated with loan file.
Federal Compliance - Missing Initial Loan Application Test: Loan is missing evidence of initial application date and initial 1003 was not found in file to support.
Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Loan is missing evidence of initial application date and initial 1003 was not found in file to support.
Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Loan is missing evidence of initial application date and initial 1003 was not found in file to support.
Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: A signature was not obtain from the borrower per the affiliate business arrangement disclosure provided.
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Affiliate business arrangement disclosure provided was not within 3 business days of application.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Loan is missing evidence of initial application date and initial 1003 was not found in file to support.
Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: A service disclosure statement was not provided to the borrower with a signature a date to associate with file.
Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: Loan is missing evidence of initial application date and initial 1003 was not found in file to support.
Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Loan is missing evidence of initial application date and initial 1003 was not found in file to support.
Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Final TIL was not provided to the borrower at closing	State Compliance - Maryland Counseling Agencies Disclosure Not in File: HB 1399 does not contain express provisions for assignee liability.

State Compliance - Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided): Assignee liability is unclear.

Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability:  Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary.  This civil liability may include $XXXX, in the case of an individual transaction, or the lesser of $XXX,XX or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees.  For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material.  Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: There is generally no Assignee Liability.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

																					Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
RPL7313	XXXX XXXX	$XXX	XX	XX/XX/XX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX			1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (XXXX-XX-XX) business days prior to closing. (XXXX-XX-XX)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Borrower was not provided copy of valuation 3 business day's prior to consummation XX/XX/XXXX. Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: No evidence that borrower received revised Loan Estimate XX/XX/XXXX Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: No valid COC or tolerance cure for increase in recording fee		Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
RPL7689	XXXX XXXX	$XXX	XX	XX/XX/XX	Investment	Refinance Cash-out - Other	N/A	3	3	[3] Income Documentation - REO Documents are missing.: Address: XXXXXXXXXXXXXXX, IA Insurance Verification, Tax Verification	Missing verification of the full PITIA for the Primary		1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
RPL7093	XXXX XXXX	$XXX	XX	XX/XX/XX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name:XXXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX [3] Credit Documentation - No evidence of fraud report in file: Credit Report: Original // Borrower: XXXXXXXXXXXXX, Credit Report: Original // Borrower: XXXXXXXXXXXXXXXX			1				2	[2] Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Escrowed Property Costs over Year 1 - Pre October XXXX: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of XX,XXX on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXXXXX)	Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Escrowed Property Costs over Year 1 - Pre October XXXX: The lender year 1 costs of $XXXXXdoes not equal the monthly payment of $XXXX for one year which would be $XXXXX.		Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Escrowed Property Costs over Year 1 - Pre October XXXX: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
RPL7373	XXXX XXXX	$XXX	XX	XX/XX/XX	Primary	Refinance Cash-out - Home Improvement	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
RPL7107	XXXX XXXX	$XXX	XX	XX/XX/XX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX [3] Application / Processing - Missing Document: Fraud Report not provided [3] Credit Documentation - No evidence of fraud report in file: Credit Report: Original // Borrower:XXXXXXXXXXXXXXXXXX			1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
RPL7314	XXXX XXXX	$XXX	XX	XX/XX/XX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX			1				2	[2] Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow - Reason: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether the loan will have an escrow account. (FinXX/XX/XXXXXXX)	Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow - Reason: The final CD did not disclose why there is no escrow account.		Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow - Reason: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
RPL7765	XXXX XXXX	$XXX	XX	XX/XX/XX	Primary	Refinance Cash-out - Home Improvement	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
RPL7766	XXXX XXXX	$XXX	XX	XX/XX/XX	Primary	Purchase	Non QM	3	3	[3] Guideline Issue - Aged document: Asset Account date is more than 90 days prior to Closing.: Financial Institution: XXXXXXXXXXXXXXX // Account Type: Stocks / Account Number: XXXX [3] Asset Documentation - Asset documentation requirements not met. [3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [3] Income Documentation - REO Documents are missing.: Address:XXXXXXXXXXXXXXXX, FL Statement	Statement older than 120 days from Note date. Missing donor's wire, canceleed check or statement to verify gift of $XXK. Per AUS, a bank statement showing receipt of funds and proof of equity of at least 30% is required when using rental income from departing primary. MIssing statement to verify P&I.	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - QM Employment History: Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met. (XXXXXX/XXXXXX/11106626)
[3] Miscellaneous Compliance - Rental Income Vacating Primary: Qualified Mortgage (Dodd-Frank 2014): Analysis of Rental income requirement not met. Borrower's current address matches the REO property address. (XXXXXXXXXXXXXXX/25% Vacancy Method)
[2] Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final GFE Inaccurate: RESPA (2010): Existence of escrow account disclosed on Final GFE does not match actual terms.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: Unable to determine Homeownership Counseling List was provided due to missing information.	Federal Compliance - Check Loan Designation Match - QM: Loan is missing sufficient documentation for departing primary being used with rental income to qualify, and required gift documentation.Loan is water falling to ATR/QM standard documentation requirements.
Federal Compliance - QM Employment History: Less than two years employment verified.
Miscellaneous Compliance - Rental Income Vacating Primary: Vacating primary being used for rental income does not have the required documentation to verify at least 75% or less LTV.
Federal Compliance - RESPA (2010) - Existence of Escrow Account on Final GFE Inaccurate: The GFE states there is an escrow account, the HUD does not reflect escrows.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the XXX firm performing the loan level due diligence and to have the XXX firm confirm said designation.

																					Federal Compliance - RESPA (XXXX-XX-XX) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA ATR/QM	C	C	C	C	C	C	C	C	C	C	A	A	A	A	A	C	C	C	C	C
RPL7768	XXXX XXXX	$XXX	XX	XX/XX/XX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - Missing Document: Fraud Report not provided			1				2	[2] Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.			Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
RPL7769	XXXX XXXX	$XXX	XX	XX/XX/XX	Primary	Purchase	Non QM	3	3	[3] Asset Calculation / Analysis - AUS Findings: Available for Reserves discrepancy.: Calculated Available for Reserves of $0.00 is less than AUS Available for Reserves of $XXXX.
[3] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.: Documented qualifying Assets for Closing of  $XX,XXX is less than Cash From Borrower $XX,XXX.
[3] Document Error - The Preliminary/Commitment does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.: Title Evidence: Commitment
State: MO
[3] Income Documentation - The verification of employment is required and was not found in file.: Borrower: XXXXXXXXXXXXXXXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX	Loan is missing sufficient assets to meet the reserve requirement. Insufficient assets verified to meet reserve requirement. Missing vvoe from previous employment withXXXXXXXXXXXXX.	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXXXXX)
[2] Federal Compliance - QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years employment history for current and/or prior employment. (XXXX/XXXXXXa/11106718)
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[2] Federal Compliance - TRID Appraisal Disclosure - ECOA Status: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure.
[2] Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Escrowed Property Costs over Year 1 - Pre October 2018: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of XXXXon Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXXXXX)
[2] Federal Compliance - TILA-RESPA Integrated Disclosure: application date on or after XX/XX/XXXX, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing.  Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $XXXX may be required.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Amendment Fee.  Fee Amount of $XX exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (75101)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Document Preparation Fee.  Fee Amount of $XX exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7725)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Wire /Funding/ Disbursement Fee.  Fee Amount of $XX exceeds tolerance of $XX  Insufficient or no cure was provided to the borrower. (77190)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Service Charges.  Fee Amount of $XXXexceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (77183)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Recording Service Fee. Fee Amount of $XXexceeds tolerance of $X. Insufficient or no cure was provided to the borrower. (77181)	Federal Compliance - Check Loan Designation Match - QM: Loan is missing sufficient assets to meet the reserve requirement and is water falling to ATR/QM standard documentation requirements.
Federal Compliance - QM DTI: Loan was AUS approved with a DTI of XX.XX%, calculated DTI is XX.XX%. Loan is water falling to ATR/QM standard requirements which allows maximum dti of 43%.
Federal Compliance - QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: Loan is missing sufficient assets to meet the reserve requirement and is water falling to ATR/QM standard documentation requirements.
Federal Compliance - TRID Appraisal Disclosure - ECOA Status: The right to receive a copy of the Appraisal not provided to borrower
Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Escrowed Property Costs over Year 1 - Pre October 2018: The monthly taxes verified in review are lower than what lender used to qualify. Verified county tax of $XX, lender used $XX
Federal Compliance - TILA-RESPA Integrated Disclosure: application date on or after XX/XX/XXXX, no Loan Estimates in the Loan File: Loan Estimate not provided
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Missing LE to determine fee baseline.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Missing LE to determine fee baseline.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Missing LE to determine fee baseline.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Missing LE to determine fee baseline.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Missing LE to determine fee baseline.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - QM DTI: Although this issue is subject to a 3 year SOL for affirmative claims under TILA, AMC does not adjust grading taking into account TILA SOL for exceptions under ATR, given the potential for enhanced damages when asserting an ability to repay defense in response to an action to collect a debt by recoupment or set-off.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Escrowed Property Costs over Year 1 - Pre October 2018: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA-RESPA Integrated Disclosure: application date on or after XX/XX/XXXX, no Loan Estimates in the Loan File: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																					Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TILA ATR/QM	C	C	C	C	C	C	C	C	C	C	A	A	A	A	A	C	C	C	C	C
RPL7770	XXXX XXXX	$XXX	XX	XX/XX/XX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Appraisal Documentation - Missing Document: Appraisal was made "subject to" and Form 1004D/442 was not provided.: Valuation Type: Appraisal / Valuation Report Date: XX/XX/XXXX	The appraisal is made subject to installation of AC unit and new carpet in den per contract, however appraisal update is not provided.	2	[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
[2] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated XX/XX/XXXX was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (InitiXX/XX/XXXXXXX	Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Acknowledgment of Receipt of Homeownership Counseling Notice as electronically signed by the borrower on XX/XX/XXXX. Evidence the the Homeownership Counseling List was provided to the borrower within 3 business days of application date XX/XX/XXXX is not provided.
																			Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: Initial Loan Estimate was dated XX/XX/XXXX prior to E Consent date XX/XX/XXXX. and electronically signed by the borrower on XX/XX/XXXX. Evidence the Loan Estimate was received by the borrower within 3 business day of application date XX/XX/XXXX is not provided.		Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	C	C	C	C	C	B	B	B	B	B	C	C	C	C	C	C	C	C	C	C
RPL7772	XXXX XXXX	$XXX	XX	XX/XX/XX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX			1				2	[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (XXXX-XX-XX): Borrower waived right to receive a copy of the appraisal at least three (XXXX-XX-XX) [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower. (7506)	Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): No evidence of delivery of the appraisal in file. Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: No valid COC or cure to borrower for increase in points on Final CD Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Lender provided cure of $XX cover this excess.		Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability. Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
RPL7771	XXXX XXXX	$XXX	XX	XX/XX/XX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	2	1				1				2	[2] Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in APR and was not received by borrower at least three (3) business days prior to consummation [1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XX exceeds tolerance of $XXplus 10% or $XX0. Sufficient or excess cure was provided to the borrower at Closing. (0)	Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: Recording fee increased and Lender provided a $XX cure to Borrower on Final CD.	REVIEWER - CURED COMMENT (XXXX-XX-XX): Sufficient Cure Provided At Closing	Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
RPL7774	XXXX XXXX	$XXX	XX	XX/XX/XX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - Missing Document: Fraud Report not provided			1				2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (XXXX-XX-XX) [1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: Lender did provide a cure of $XXXas documented on the Final CD to cover the increase in the credit report cost. Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: Lender did provide a cure of $XXX as documented on the Final CD to cover the increase in the appraisal cost.	REVIEWER - CURED COMMENT (XXXX-XX-XX): Sufficient Cure Provided At Closing REVIEWER - CURED COMMENT (XXXX-XX-XX): Sufficient Cure Provided At Closing	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
RPL7775	XXXX XXXX	$XXX	XX	XX/XX/XX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name:XXXXXXXXXXXXXXXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX [3] Application / Processing - Missing Document: Fraud Report not provided [2] Document Error - The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.	1	2	[2] Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Non-Escrowed Property Costs over Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of XXXX on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXXXXX)
[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXXXXX)
																		[2] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on XX/XX/XXXX not received by borrower at least four (4) business days prior to closing. (InterXX/XX/XXXXXXX)	Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Non-Escrowed Property Costs over Year 1: The final CD disclosed the Amount of Non-Escrowed Property Costs over Year 1 as $XXXX on page 4; however the HOA dues total $XXX per year or $XXa month per appraisal Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: No evidence of signature for initial CD XX/XX/XXXX Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: No evidence of signature on file for Loan Estimate XX/XX/XXXX		Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Non-Escrowed Property Costs over Year 1: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
RPL7773	XXXX XXXX	$XXX	XX	XX/XX/XX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - Missing Document: Fraud Report not provided			1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
RPL7777	XXXX XXXX	$XXX	XX	XX/XX/XX	Primary	Purchase	Non QM	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [3] Income Documentation - Income Docs Missing:: Borrower: XXXXXXXXXXX 4506-T (XXXX), 4506-T (XXXX) [3] Income Documentation - Income documentation requirements not met. [3] Application / Processing - Missing Document: Fraud Report not provided	Missing 4506T. Initial 4506-T did not reflect year XXXX. Final signed 4506-T did not reflect any years in requested section. Missing 4506T. Initial 4506-T did not reflect year XXXX. Final signed 4506-T did not reflect any years in requested section.	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (XXXX-XX-XX): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (XXXX-XX-XX) (XXXX-XX-XX)	Federal Compliance - Check Loan Designation Match - QM: Loan was AUS approved but is missing 4506-T and is waterfalling to a Due Diligence Loan Designation of Non QM.
Federal Compliance - QM DTI: Loan was AUS approved with a DTI of XX%, but the loan is missing 4506-T and is waterfalling to ATR/QM standard requirement of maximum 43%.
Federal Compliance - TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien: Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: HOA Dues was not disclosed on Loan Estimate. File does not contain a valid COC for this fee, nor evidence of cure.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the XXX firm performing the loan level due diligence and to have the XXX firm confirm said designation.

Federal Compliance - QM DTI: Although this issue is subject to a 3 year SOL for affirmative claims under TILA, XXX does not adjust grading taking into account TILA SOL for exceptions under ATR, given the potential for enhanced damages when asserting an ability to repay defense in response to an action to collect a debt by recoupment or set-off.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																					Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TILA ATR/QM	C	C	C	C	C	C	C	C	C	C	A	A	A	A	A	C	C	C	C	C
RPL7776	XXXX XXXX	$XXX	XX	XX/XX/XX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	2	1	1	2	[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Document Preparation Fee. Fee Amount of $XXexceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7563)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Lender's Title Insurance.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7567)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Courier / Express Mail / Messenger Fee.  Fee Amount of $XX exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (75187)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Abstract / Title Search. Fee Amount of $XXXexceeds tolerance of $XXXInsufficient or no cure was provided to the borrower. (75178)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Initial Loan Estimate dated XX/XX/XXXXid not disclose a Title - Binder Prep Fee; however, the Loan Estimate dated XX/XX/XXXXncludes this fee in the amount of XX No valid Change of Circumstance or Lender cure was provided.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Initial Loan Estimate dated XX/XX/XXXXisclosed the Title - Lender's Title Insurance as $XXX; however, this fee increased to $XXX on the Final Closing Disclosure with no valid Change of Circumstance or Lender cure provided.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Initial Loan Estimate dated XX/XX/XXXXid not disclose a Title - Courier/Express Mail/Messenger Fee; however, the Loan Estimate dated XX/XX/XXXXncludes this fee in the amount of $XX. No valid Change of Circumstance or Lender cure was provided.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Initial Loan Estimate dated XX/XX/XXXXisclosed the Title - Abstract/Title Search Fee as $XXX; however, this fee increased to $XXXon the Final Closing Disclosure with no valid Change of Circumstance or Lender cure provided.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																					Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
RPL7742	XXXX XXXX	$XXX	XX	XX/XX/XX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - Missing Document: Fraud Report not provided			1				2	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.						-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
RPL7778	XXXX XXXX	$XXX	XX	XX/XX/XX	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX [3] Application / Processing - Missing Document: Fraud Report not provided			1				2	[2] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated XX/XX/XXXX was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (InitiXX/XX/XXXXXXX)			Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
RPL7767	XXXX XXXX	$XXX	XX	XX/XX/XX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - Missing Document: Fraud Report not provided	1	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - TILA NMLSR - Originator Company NMLS information on documents does not match NMLS website: Truth in Lending Act (NMLSR Dodd- Frank 2014):  Loan Originator Organization NMLS information on loan documents does not match NMLS.
[2] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX,XXX45 is underdisclosed from calculated Finance Charge of $XXX,XXXin the amount of $XXX
[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine due to missing initial 1003 with application date. Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed Finance Charges are $XXX,XXX. Due Diligence Finance Charges are $XXX,XXX. There is a variance of $XXX. State Compliance - Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided Timely): Unable to determine due to missing initial 1003 with application date.	Federal Compliance - TILA NMLSR - Originator Company NMLS information on documents does not match NMLS website: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $XXXX, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability:  Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary.  This civil liability may include $XXXX, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees.  For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material.  Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: There is generally no Assignee Liability.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

																					State Compliance - Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided Timely): The Act does not appear to provide for assignee liability.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
RPL7780	XXXX XXXX	$XXX	XX	XX/XX/XX	Primary	Purchase	Non QM	3	3	[3] Guideline Issue - Aged document: Asset Account date is more than 90 days prior to Closing.: Financial Institution: Gift Funds // Account Type: Gift Funds / Account Number: XXXX
[3] Asset Documentation - Asset documentation requirements not met.
[3] Asset Calculation / Analysis - AUS Findings: Available for Closing discrepancy.: Documented qualifying Assets of $0.00 is less than AUS Available for Closing of  $XXX,XXX.
[3] Asset Calculation / Analysis - AUS Findings: Available for Reserves discrepancy.
[3] AUS Discrepancy / Guidelines Discrepancy - AUS Findings: Qualifying asset balance discrepancy.: Calculated qualifying asset balance of $XX,XXXs less than AUS qualifying asset balance of $XXX,XXX.
[3] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.: Documented qualifying Assets for Closing of  $0.00 is less than Cash From Borrower $XXX,XXX.
[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX
Disaster End Date: XX/XX/XXXX
Disaster Name:XXXXXXXXXXXXXXXXXXX
Disaster Declaration Date: XX/XX/XXXX
[3] Application / Processing - Missing Document: Fraud Report not provided	The lender must verify that sufficient funds to cover the gift are either in the donor’s account or have been transferred to the borrower’s account.
The lender must verify that sufficient funds to cover the gift are either in the donor’s account or have been transferred to the borrower’s account.
The lender must verify that sufficient funds to cover the gift are either in the donor’s account or have been transferred to the borrower’s account.
The lender must verify that sufficient funds to cover the gift are either in the donor’s account or have been transferred to the borrower’s account.
Fraud report is not provided in the file	REVIEWER - GENERAL COMMENT (XXXX-XX-XX): Exception remains. PDI received is dated prior to declared disaster end date.	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (XXXX-XX-XX): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.	Federal Compliance - Check Loan Designation Match - QM: Loan is missing source document for EMD and is waterfalling to ATR/QM standard documentation requirements.
Federal Compliance - QM DTI: Loan is missing source document for EMD and is waterfalling to ATR/QM standard documentation requirements.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the XXX firm performing the loan level due diligence and to have the XXX firm confirm said designation.

																					Federal Compliance - QM DTI: Although this issue is subject to a 3 year SOL for affirmative claims under TILA, XXX does not adjust grading taking into account TILA SOL for exceptions under ATR, given the potential for enhanced damages when asserting an ability to repay defense in response to an action to collect a debt by recoupment or set-off.			TILA ATR/QM	C	C	C	C	C	C	C	C	C	C	A	A	A	A	A	C	C	C	C	C
RPL7779	XXXX XXXX	$XXX	XX	XX/XX/XX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX	1	2	[2] Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Escrowed Property Costs over Year 1 - Pre October 2018: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of 1XX,XXX on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXXXXX)
																		[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower. (7506)	Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Escrowed Property Costs over Year 1 - Pre October XXXX: Tax cert in file supports annual taxes of $X,XXX. Lender used $X,XXX causing discrepancy to Escrowed property costs Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: The Appraisal Fee was increased on the Final Closing Disclosure without a valid change of circumstance or sufficient cure.		Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Escrowed Property Costs over Year 1 - Pre October XXXX: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
RPL7782	XXXX XXXX	$XXX	XX	XX/XX/XX	Primary	Refinance Cash-out - Debt Consolidation	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX [3] Income Documentation - REO Documents are missing.: Address:XXXXXXXXXXXXXXXXXXKY Statement	Mortgage statement is required but not provided.		1				2	[2] Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (XXXX-XX-XX) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. [2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank XXXX): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: Borrower acknowledged receiving a copy of the appraisal on XX/XX/XXXX, which is prior to appraisal report date of XX/XX/XXXX. Federal Compliance - (Missing Data) Last Rate Set Date: Rate lock is not provided.		Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
RPL7783	XXXX XXXX	$XXX	XX	XX/XX/XX	Investment	Purchase	N/A	3	3	[3] Asset Documentation - Asset documentation requirements not met. [3] Income Documentation - Income documentation requirements not met. [3] Application / Processing - Missing Document: Fraud Report not provided [3] Income Documentation - REO Documents are missing.: Address: XXXXXXXXXXXXXXXXXXXXXXXXXX OK Insurance Verification, Statement, Tax Verification [3] Income Documentation - Verification(s) of employment is not within 10 business days of the Note.: BorrowerXXXXXXXXXXXXXXXXX/ Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX	Source documents for the EMD was not provided. VVOE not provided. Insurance verification, mortgage statement and Tax verification is missing for property XXXXXXXXXXXXXXXXX OK.		1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
RPL7781	XXXX XXXX	$XXX	XX	XX/XX/XX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.: Documented qualifying Assets for Closing of $XX,XXX is less than Cash From Borrower $XX,XXX. [3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient. [3] Application / Processing - Missing Document: Fraud Report not provided	The earnest money deposit of $X,XXX was not documented in the loan documents and thus can't be utilized toward closing, which is causing the insufficient funds violation. Hazard insurance dwelling coverage is $XXX,XXX and the estimated cost new indicated on the appraisal is $XXX,XXX. Thus the hazard insurance policy is insufficient by $XX,XXX. Dec page provided references extended replacement coverage but no percentage or dollar amount provided.	1	2	[2] Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:PrimaXX/XX/XXXXXXX)
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
[2] Federal Compliance - TRID Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.
[2] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Initial Escrow Payment By All Parties: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX disclosed an Initial Escrow Payment that includes both borrower and non-borrower paid amounts. (FinXX/XX/XXXXXXX)
[2] Federal Compliance - TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (InitiXX/XX/XXXXXXX)	Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: The effective date of the appraisal date is XX/XX/XXXXnd the report date is XX/XX/XXXX The borrower received the appraisal report on XX/XX/XXXXFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: The initial application date is XX/XX/XXXXnd the disclosure was provided on XX/XX/XXXXFederal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: The initial application date is XX/XX/XXXXnd the disclosure was provided on XX/XX/XXXXFederal Compliance - TRID Appraisal Disclosure - ECOA Timing: The initial application date is XX/XX/XXXXnd the disclosure was provided on XX/XX/XXXXFederal Compliance - TRID Final Closing Disclosure Will Have Escrow - Initial Escrow Payment By All Parties: The final CD indicates the seller paid the year of hazard insurance on behalf of the borrower.
Federal Compliance - TRID Loan Estimate Timing: Initial loan application is XX/XX/XX.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (XXXX-XX-XX) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Initial Escrow Payment By All Parties: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Material violations for inaccurate disclosures carry assignee liability.
Non-material if amounts disclosed includes both borrower and non-borrower paid escrow amounts.

																					Federal Compliance - TRID Loan Estimate Timing: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
RPL7784	XXXX XXXX	$XXX	XX	XX/XX/XX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
RPL7648	XXXX XXXX	$XXX	XX	XX/XX/XX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
RPL7665	XXXX XXXX	$XXX	XX	XX/XX/XX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	2	1				1				2	[2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. [2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank XXXX): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.	Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: HUD Settlement Cost Booklet is missing or not provided in file Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: Right to Receive a Copy" appraisal disclosure was not provided to borrower within three business days of application		Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: There is generally no Assignee Liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
RPL7646	XXXX XXXX	$XXX	XX	XX/XX/XX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX			1				2	[2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: Unable to determine HUD Settlement Booklet was provided due to missing information.	Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: HUD Settlement Booklet did not have provided or executed date		Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
RPL7660	XXXX XXXX	$XXX	XX	XX/XX/XX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX [3] Application / Processing - Missing Document: Fraud Report not provided			1				2	[2] Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (XXXX-XX-XX) within three (XXXX-XX-XX)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Credit Report Fee was last disclosed as $X on LE but disclosed as $XXon Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file.		Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
RPL7666	XXXX XXXX	$XXX	XX	XX/XX/XX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Income Documentation - Income Docs Missing:: Borrower: XXXXXXX XXXXX 4506-T (XXXX), 4506-T (XXXX)			1				2	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.						-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
RPL7668	XXXX XXXX	$XXX	XX	XX/XX/XX	Second Home	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Income Documentation - Income Docs Missing:: Borrower: XXXXXXXXXXXXX 4506-T (XXXX) [3] Application / Processing - Missing Document: Fraud Report not provided [2] Credit Eligibility - Public Record Issue:: Credit Report: Original // Public Record Type: Tax Liens / Balance:XXXX [2] Credit Eligibility - Public Record Issue:: Credit Report: Original // Public Record Type: Tax Liens / Balance: XXXX	AUS required 4506-T. The file is missing verification that this tax lien has been paid. The file is missing verification that this tax lien has been paid.		1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
RPL7649	XXXX XXXX	$XXX	XX	XX/XX/XX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXXXXXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX			1				2	[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(XXXX-XX-XX)	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: No evidence in the Loan files that Borrower was provided with a copy of the initial CD and evidence of receipt Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: Appraisal Fee was last disclosed as $XXX on LE but disclosed as $XXX on Final Closing Disclosure. File does not contain a valid COC for this fee, cure provided at closing.	REVIEWER - CURED COMMENT (XXXX-XX-XX): Sufficient Cure Provided At Closing	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
RPL7625	XXXX XXXX	$XXX	XX	XX/XX/XX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
RPL7626	XXXX XXXX	$XXX	XX	XX/XX/XX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Closing / Title - Title Error: Title vesting does not concur with deed	The Final Title Policy reflects vesting as "Joint Tenancy" without including rights of survivorship. The Deed indicates "Not as tenants in common, but with the rights of survivorship" which in the state of Oregon mimics Joint tenants with rights of survivorship.		1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
RPL7652	XXXX XXXX	$XXX	XX	XX/XX/XX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	2	1	1	2	[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX017)
[2] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $0.00  is less than amount of binding Lender Credit previously disclosed in the amount of $-XXXX. (9300)
[2] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on XX/XX/XXXX not received by borrower at least four (4) business days prior to closing. (InterXX/XX/XXXXXXX)
[2] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on XX/XX/XXXX not received by borrower at least four (4) business days prior to closing. (InterXX/XX/XXXX0XXX)	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Provide evidence the borrower received a copy of the Initial CD no less than 3 days prior to closing.
Federal Compliance - TRID Lender Credit Tolerance Violation: Provide VCC or cure to the borrower with a PC CD and evidence it sent to the borrower with an explanation of changes.
Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: Provide evidence the borrower received all LEs  no less than 4 days prior to closing.
Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: Provide evidence the borrower received all LEs no less than 4 days prior to closing.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Lender Credit Tolerance Violation: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																					Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
RPL7653	XXXX XXXX	$XXX	XX	XX/XX/XX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	2	1				1				2	[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(XXXX-XX-XX)	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: The closing disclosure associated in file has not been provided to the borrower within 3 business days of the note date for proper compliance testing. Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Missing valid COC and no evidence of cure was provided.		Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
RPL7659	XXXX XXXX	$XXX	XX	XX/XX/XX	Primary	Refinance Cash-out - Debt Consolidation	Safe Harbor QM	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX
Disaster End Date: XX/XX/XXXX
Disaster Name: XXXXXXXXXXXXXXXXXX
Disaster Declaration Date: XX/XX/XXXX
[3] Income Documentation - Income Docs Missing:: Borrower:XXXXXXXXXXXXXXXX W-2 (XXXX)
[3] Income Documentation - Income documentation requirements not met.
[3] Income Documentation - The verification of employment is not within 10 business days of the Note.: Borrower: XXXXXXXXXXXXXXXXXXXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX	Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX Loan file is missing all income and employment documentation. Missing XXXX W-2 from current employer, required per AUS. There is no income, employment or asset documentation in the file.	REVIEWER - GENERAL COMMENT (XXXX-XX-XX): Exception Explanation Updated from: 4506-T (XXXX-XX-XX), 4506-T (XXXX-XX-XX): Exception Detail Updated from: Borrower:XXXXXXXXXXXX, Borrower: XXXXXXXX XXXXXXXXXXXX Exception Explanation Updated from: XXX XXXX XXXXXX - Income W-2 (XXXX)	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (XXXX-XX-XX): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXX-XX-XX) at least three (XXXX-XX-XX)
[2] Federal Compliance - TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(XXXX-XX-XX) business days prior to closing. (XXXX-XX-XX)	Federal Compliance - Check Loan Designation Match - QM: Missing XXXXW-2 for current employment required per AUS, loan si waterfalling to Due Diligence Loan Designation of Safe Harbor QM.
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Exception due to  missing initial application and evidence of same
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Exception due to  missing initial application and evidence of same
Federal Compliance - TRID Appraisal Disclosure - ECOA Timing: The loan application date is not provided, thus the timing requirements are not met.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: CD dated XX/XX/XXXXwhich is the same date as the note date. Earlier receipt not provided.
Federal Compliance - TRID Lender Credit Tolerance Violation: No valid COC in file or cure provided
Federal Compliance - TRID Loan Estimate Timing: Exception due to  missing initial application and evidence of same
Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: No evidence of earlier receipt.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: No valid cure provided. -$XX is presented under payoffs as broker credit for credit report on final CD and is not on page 2 under lender credit .	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the XXX firm performing the loan level due diligence and to have the XXX firm confirm said designation.

Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability:  Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary.  This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (XXXX-XX-XX) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Lender Credit Tolerance Violation: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Loan Estimate Timing: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																					Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TILA ATR/QM	C	C	C	C	C	B	C	B	C	B	A	A	A	A	A	C	C	C	C	C
RPL7655	XXXX XXXX	$XXX	XX	XX/XX/XX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - Missing Document: Fraud Report not provided			1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
RPL7651	XXXX XXXX	$XXX	XX	XX/XX/XX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.: Documented qualifying Assets for Closing of $XXXX is less than Cash From Borrower $XXXX.
[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX
Disaster End Date: XX/XX/XXXX
Disaster Name: XXXXXXXXXXXXXXXXXXXXXX
Disaster Declaration Date: XX/XX/XXXX
[3] Income Documentation - Income Docs Missing:: Borrower: Jesse James Johnson Third Party Verification
[3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.
										[3] Application / Processing - Missing Document: Approval not provided	Statement formXXXXXXXXXXXXXXXX was not provided to confirm assets required for closing. The appraisal valuation was completed on XX/XX/XXXX before Disaster Declaration Date of XX/XX/XXXX. Third party verification for both self-employed jobs were not provided. Coverage is $XXXK and the loan amount is $XXX,XXX. Approval not provided in the file.		1				2	[2] Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (XXXX-XX-XX) (XXXX-XX-XX)	Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: Missing the confirmation of the appraisal sent to the borrower Federal Compliance - TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien: No fees were shown on seller's disclosure Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Valid COC was not found for addition of fee.		Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
RPL7618	XXXX XXXX	$XXX	XX	XX/XX/XX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX	Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX	1	2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXXXXX
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - TRID Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.
[2] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (InitiXX/XX/XXXXXXX)	Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Missing signed Initial Loan Application to verify timing requirements. Federal Compliance - TRID Appraisal Disclosure - ECOA Timing: Borrower was not provided right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date. Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: Unable to determine timing of Loan Estimate is within 3 days of application due to missing initial application date.	Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (XXXX-XX-XX) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																					Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
RPL7628	XXXX XXXX	$XXX	XX	XX/XX/XX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name:XXXXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX	Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX	1	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
																		[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Missing initial 1003. Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine due to missing initial 1003		Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (XXXX-XX-XX) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
RPL7669	XXXX XXXX	$XXX	XX	XX/XX/XX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Income Documentation - Income Docs Missing:: Borrower:XXXXX XXXXX 4506-T (XXXX), 4506-T (XXXX) [3] Application / Processing - Missing Document: Fraud Report not provided			1				2	[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (FinXX/XX/XXXXXXX	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure was not provided to the borrower within 3 business days prior to closing.		Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
RPL7654	XXXX XXXX	$XXX	XX	XX/XX/XX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Asset Calculation / Analysis - AUS Findings: Available for Reserves discrepancy.: Calculated Available for Reserves of $0.00 is less than AUS Available for Reserves of $X
[3] AUS Discrepancy / Guidelines Discrepancy - AUS Findings: Representative FICO score discrepancy.: Representative FICO score of  is less than AUS representative FICO score of XXX.
[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met
[3] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.: Documented qualifying Assets for Closing of  $XX,XXX is less than Cash From Borrower $XX,XXX.
[3] Guideline Issue - Borrower has been on current job less than 2 years, and prior employment history was not documented as required.: Borrower: XXXXXXXXXXXXX// Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX
[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.
[3] Income Documentation - Income Docs Missing:: Borrower: XXXXXXXXXXXXX, Borrower:XXXXXXXXXX 4506-T (XXXX), 4506-T (XXXX), Paystubs, VVOE - Employment Only, W-2 XXXX)
4506-T (XXXX), 4506-T XXXX), Paystubs, VVOE - Employment Only, W-2 (XXXX), W-2 (XXXX)
[3] General - Missing Document: Account Statements - Personal not provided
[3] Application / Processing - Missing Document: AUS not provided
[3] Credit Documentation - Missing Document: Credit Report not provided
[3] Application / Processing - Missing Document: Fraud Report not provided
[3] Asset Documentation - Missing Document: Gift Letter not provided
[3] Application / Processing - Missing Document: Purchase Agreement / Sales Contract not provided
[3] Income Documentation - The verification of employment is not within 10 business days of the Note.: Borrower: XXXXXXXXXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX
[3] Income Documentation - The verification of employment is not within 10 business days of the Note.: Borrower: XXXXXXXXXXXXXXXXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX
										[3] Income Documentation - Verification(s) of employment is not within 10 business days of the Note.: Borrower:XXXXXXXXXXXXXXXX// Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX	Unable to determine all required conditions due to missing DU approval. File is missing final AUS; final 1008 showing AUS approved was used for review.	REVIEWER - GENERAL COMMENT (XXXX-XX-XX): Exception Detail Updated from: Borrower: XXXXXXXXXXXXXXXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX REVIEWER - GENERAL COMMENT (XXXX-XX-XX20): Exception Detail Updated from: Borrower:XXXXXXXXXXXXXXXXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX, Borrower: XXXXXXXXXXXXXXXXXX// Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX	1				2	[2] Application / Processing - Missing Document: Missing Lender's Initial 1003 [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Survey Fee. Fee Amount of $XXX exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7723)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: File does not contain a valid COC for this fee, nor evidence of cure in file.		Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	D	D	D	D	D	B	B	B	B	B	A	A	A	A	A	D	D	D	D	D
RPL7627	XXXX XXXX	$XXX	XX	XX/XX/XX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Income Documentation - REO Documents are missing.: Address: XX XXXXX, XXXXX, CA HOA Verification, Tax Verification	Missing for the investment property.		1				2	[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Extension Fee. Fee Amount of $X,XXXexceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (XXXX-XX-XX)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee was not listed on the initial LE. No cure provided. Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Discount points was not listed on the initial LE. No cure provided.		Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
RPL7658	XXXX XXXX	$XXX	XX	XX/XX/XX	Primary	Refinance Cash-out - Other	Safe Harbor QM	3	3	[3] Asset Documentation - Asset documentation requirements not met.
[3] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.: Documented qualifying Assets for Closing of  $XXXX is less than Cash From Borrower $XX,XXX.
[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX
Disaster End Date: XX/XX/XXXX
Disaster Name:XXXXXXX
Disaster Declaration Date: XX/XX/XXXX
[3] Mortgage / Program Eligibility - Missing Document: Note - Subordinate Lien not provided
[3] Lien - Missing evidence of lien position on Other Financing.: Lien Position: 2
[2] Document Error - The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.	Assets were not submitted correctly through the AUS. The AUS reflects cash back, however, the final CD reflects funds required to close. Account Statements or a VOD covering the most recent two month period to support cash to close in the amount of $XX,XXX are missing. Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (XXXX-XX-XX) on Notice of Right to Cancel occurs prior to expected date(XXXX-XX-XX)	Federal Compliance - Check Loan Designation Match - QM: Due to the missing income documentation the loan doesn't meet the Ability to Repay requirements.
Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: RTC disclosed incorrect transaction and/or expiration date.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Loan Discount Points Fee disclosed was last disclosed as $0.00 on LE but disclosed as $X,XXX on Final Closing Disclosure. File does not contain a valid COC for this fee.	REVIEWER - CLEARED COMMENT (XXXX-XX-XX): Documentation received
REVIEWER - RE-OPEN COMMENT (XXXX-XX-XX): Cleared in Error.
REVIEWER - GENERAL COMMENT (XXXX-XX-XX): The loan was agency approved with an Originator Loan Designation of Temp SHQM, but asset verification documentation is missing resulting in a Due Diligence Loan Designation of Safe Harbor QM.
REVIEWER - GENERAL COMMENT (XXXX-XX-XX): Exception Detail Updated from: Qualified Mortgage (Dodd-Frank XXXX): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Fail.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the XXX firm performing the loan level due diligence and to have the XXX firm confirm said designation.

Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.

																					Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TILA ATR/QM	C	C	C	C	C	B	C	B	C	B	A	A	A	A	A	C	C	C	C	C
RPL7620	XXXX XXXX	$XXX	XX	XX/XX/XX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - Missing Document: Fraud Report not provided	Missing fraud report.		1				2	[2] Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Non-Escrowed Property Costs over Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of XXX on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX018)	Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Non-Escrowed Property Costs over Year 1: Discrepancy is the HOA fees. The lender used $XX/month, calculated amount is $XX.		Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Non-Escrowed Property Costs over Year 1: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
RPL7629	XXXX XXXX	$XXX	XX	XX/XX/XX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX	Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX		1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXXXXX) [2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (FinXX/XX/XXXXXXX	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure not provided to Borrower at least three (3) business days prior to closing.		Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
RPL7621	XXXX XXXX	$XXX	XX	XX/XX/XX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - Missing Document: Bankruptcy Documents not provided	1	2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXXexceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7506)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $XX,XXX exceeds tolerance of $XXXX. Insufficient or no cure was provided to the borrower. (7200)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: File does not contain a valid COC for this fee, nor evidence of cure in file. Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: A valid COC for the fee increase was not provided.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																					Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
RPL7619	XXXX XXXX	$XXX	XX	XX/XX/XX	Primary	Refinance Cash-out - Other	Non QM	3	1	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - QM Points and Fees: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of X.XXX% is in excess of the allowable maximum of  3.00000% of the Federal Total Loan Amount. Points and Fees total $XXXXon a Federal Total Loan Amount of $XXX,XXX vs. an allowable total of $XXXX (an overage of $XXXX or .XXXX%).
[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:PrimaXX/XX/XXXX018)	Federal Compliance - Check Loan Designation Match - QM: Loan was AUS approved but is missing AUS, Credit Report and Income documents and is waterfalling to a Due Diligence Loan Designation of ATR Fail
Federal Compliance - QM Points and Fees: Points and Fees on subject loan of X.XXX% is in excess of the allowable maximum of 3.00000% of the Federal Total Loan Amount. Fees are exceeding the maximum allowed per the current Compliance Testing with the information provided.	REVIEWER - GENERAL COMMENT (XXXX-XX-XX): Exception Detail Updated from: Qualified Mortgage (Dodd-Frank XXXX): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of ATR Fail.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the XXX firm performing the loan level due diligence and to have the XXX firm confirm said designation.

																					Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.			TILA ATR/QM	A	A	A	A	A	C	C	C	C	C	A	A	A	A	A	C	C	C	C	C
RPL7111	XXXX XXXX	$XXX	XX	XX/XX/XX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - Missing Document: Fraud Report not provided			1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
RPL7630	XXXX XXXX	$XXX	XX	XX/XX/XX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.	Coverage Shortfall of $X,XXX, please provide policy covering the difference.		1				2	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.						-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
RPL7656	XXXX XXXX	$XXX	XX	XX/XX/XX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] General - Missing Document: Account Statements - Personal not provided [3] General - Missing Document: Account Statements - Personal not provided [3] General - Missing Document: Account Statements - Personal not provided [3] Application / Processing - Missing Document: Approval not provided			1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
RPL7109	XXXX XXXX	$XXX	XX	XX/XX/XX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - Missing Document: Fraud Report not provided			1				1	[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure - X,XXX(XXXX-XX-XX)(XXXX-XX-XX) [1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure - X,XXX(XXXX-XX-XX)		REVIEWER - CURED COMMENT (XXXX-XX-XX): Sufficient Cure Provided within 60 Days of Closing REVIEWER - CURED COMMENT (XXXX-XX-XX): Sufficient Cure Provided within 60 Days of Closing REVIEWER - CURED COMMENT (XXXX-XX-XX): Sufficient Cure Provided within 60 Days of Closing				-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
RPL7367	XXXX XXXX	$XXX	XX	XX/XX/XX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
RPL7624	XXXX XXXX	$XXX	XX	XX/XX/XX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX [3] Application / Processing - Missing Document: Fraud Report not provided [3] Transaction Error - Transaction Error: Total Cash-out on a purchase transaction.: Borrower is receiving total cash-out of $XXXon a purchase transaction.	Data was captured correctly. Loan is purchase and borrower is receiving cash at closing.		1				2	[2] Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow - Reason: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether the loan will have an escrow account. (FinXX/XX/XXXXXXX)	Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow - Reason: Reason for not having an escrow account was not disclosed on final CD provided in file.		Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow - Reason: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
RPL7657	XXXX XXXX	$XXX	XX	XX/XX/XX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	2	1	1	2	[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[2] Federal Compliance - TRID Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.
[2] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (InitiXX/XX/XXXXXXX)	Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Initial 1003 not provided in file. Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: Document not provided in file. Federal Compliance - TRID Appraisal Disclosure - ECOA Timing: The Initial Loan Application was not Dated by the Mortgage Broker. Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: Initial Loan application was not Provided.	REVIEWER - CLEARED COMMENT (XXXX-XX-XX): Documents Provided as Required. REVIEWER - RE-OPEN COMMENT (XXXX-XX-XX): Missing list of 10 counseling agencies provided to the borrower	Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (XXXX-XX-XX) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																					Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
RPL7623	XXXX XXXX	$XXX	XX	XX/XX/XX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX [3] Application / Processing - Missing Document: Fraud Report not provided	1	2	[2] Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Escrowed Property Costs over Year 1 - October 2018: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of XXXX on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXXXX)
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed an escrow payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/2025039)
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2025038)	Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Escrowed Property Costs over Year 1 - October XXXX: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																					Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
RPL7632	XXXX XXXX	$XXX	XX	XX/XX/XX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (XXXX-XX-XX). Fee Amount of $XX exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (XXXX-XX-XX)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fees increased without a valid COC, a cure of $XX was provided, however is insufficient to cure total tolerance violations for the loan. Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fees increased without a valid COC, a cure of $XXwas provided, however is insufficient to cure total tolerance violations for the loan.		Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
RPL7631	XXXX XXXX	$XXX	XX	XX/XX/XX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	2	1				1				2	[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (FinXX/XX/XXXXXXX)	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Please provide all LEs and CDs with evidence of delivery dates.		Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
RPL7633	XXXX XXXX	$XXX	XX	XX/XX/XX	Primary	Refinance Cash-out - Debt Consolidation	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX
Disaster End Date: XX/XX/XXXX
Disaster Name:XXXXXXXXXXXXXXXXXXXXXXX
Disaster Declaration Date: XX/XX/XXXX
[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.
[3] Income Documentation - Income Docs Missing:: Borrower: XXXXXXXXXXXXXXX4506-T (XXXX), 4506-T (XXXX), Paystubs, VVOE - Employment Only, W-2 (XXXX)
[3] Application / Processing - Missing Document: Approval not provided
[3] Application / Processing - Missing Document: AUS not provided
[3] Credit Documentation - Missing Document: Credit Report not provided
[3] Application / Processing - Missing Document: Loan Underwriting and Transmittal Summary (1008) / MCAW not provided
[3] Credit Documentation - No evidence of fraud report in file: Credit Report: Original // Borrower: XXXXXXXXXXXXXXXX
[3] Income Documentation - The verification of employment is not within 10 calendar days of the Note.: Borrower: XXXXXXXXXXXXXXXXXXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX
[3] Income Documentation - The verification of employment is not within 10 calendar days of the Note.: Borrower: XXXXXXXXXXXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX
[3] Income Documentation - Verification(s) of employment is not within 10 calendar days of the Note.: Borrower: XXXXXXXXXXXXXXXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX
[3] Income Documentation - Verification(s) of employment is not within 10 calendar days of the Note.: Borrower: XXXXXXXXXXXXXXXXXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX	At the time of this loan, disaster was not declared. Most Recent Valuation Inspection Date: XX/XX/XXXX
Disaster End Date: XX/XX/XXXX
Disaster Declaration Date: XX/XX/XXXX
lncome document is missing in file, 4506-T (XXXX), 4506-T (XXXX), Paystubs, VVOE - Employment Only, W-2 (XXXX)
Approval is missing in file.
Aus is missing in file.
VVOE is not in file Employment / Income Type: Wages / Start Date XX/XX/XXXX
VVOE is not in file Employment / Income Type: Wages / Start Date XX/XX/XXXX
Elizabeth A. Hemmerle // Employment Type Employment / Income Type: Wages / Start DateXX/XX/XXXX VVOE is not in file.
											Elizabeth A. Hemmerle // Employment Type Employment / Income Type: Wages / Start Date: XX/XX/XXXX VVOE is not in file.		1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (XXXX-XX-XX)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Lender did not provide a copy of each valuation to applicant three (3) business days prior to closing. Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: No COC or cure was provided to the borrower for tolerance overages					-	D	D	D	D	D	B	B	B	B	B	A	A	A	A	A	D	D	D	D	D
RPL7663	XXXX XXXX	$XXX	XX	XX/XX/XX	Primary	Purchase	Safe Harbor QM	3	1	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of XXXX on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXXXXX)
[2] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Initial Escrow Payment By All Parties: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX disclosed an Initial Escrow Payment that includes both borrower and non-borrower paid amounts. (FinXX/XX/XXXXXXX)	Federal Compliance - Check Loan Designation Match - QM: Loan is waterfalling to QM standards due to Calculated LTV being slightly higher than Lender's LTV making loan not salable
Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1 Test: HOA dues per appraisal are $XX a month or $XXX
Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Initial Escrow Payment By All Parties: Initial Escrow Payment on page 4 reflects seller paid amount of $XXX. Section G on page 2 reflects $0.00 for borrower paid for escrow.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the XXX firm performing the loan level due diligence and to have the XXX firm confirm said designation.

Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1 Test: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Initial Escrow Payment By All Parties: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Material violations for inaccurate disclosures carry assignee liability.
																					Non-material if amounts disclosed includes both borrower and non-borrower paid escrow amounts.			TILA ATR/QM	A	A	A	A	A	B	C	B	C	B	A	A	A	A	A	B	C	B	C	B
RPL7327	XXXX XXXX	$XXX	XX	XX/XX/XX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXXXXXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX [3] Application / Processing - Missing Document: Fraud Report not provided	1	2	[2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (XXXX-XX-XX):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.
																		[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011): Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.	Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: Signed disclosure within 3 days of application is missing from the file Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Verified $XXXhowever the final TIL reflects $XXX Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: This is due to the escrow payment. Verified $XXX however the final TIL reflects $XXX		Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (XXXX-XX-XX) Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
RPL7328	XXXX XXXX	$XXX	XX	XX/XX/XX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX [3] Application / Processing - Missing Document: Fraud Report not provided			1				2	[2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: Unable to determine HUD Settlement Booklet was provided due to missing information.	Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: Missing date of receipt for the HUD Settlement Booklet.		Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
RPL7329	XXXX XXXX	$XXX	XX	XX/XX/XX	Primary	Purchase	Safe Harbor QM	3	3	[3] Asset Calculation / Analysis - AUS Findings: Available for Closing discrepancy.: Documented qualifying Assets of $XX,XXX is less than AUS Available for Closing of $XX,XXX.
[3] AUS Discrepancy / Guidelines Discrepancy - AUS Findings: Qualifying asset balance discrepancy.: Calculated qualifying asset balance of $XX,XXX is less than AUS qualifying asset balance of $XX,XXX.
[3] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.: Documented qualifying Assets for Closing of  $XX,XXX is less than Cash From Borrower $XX,XXX.
[3] Application / Processing - Missing Document: Missing Final 1003	There is insufficient asset to close provide additional asset for verification There is insufficient asset declared, provide additional asset for verification. There is insufficient asset to close provide the addition asset for verification The File is missing a final copy of 1003 application	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank XXXX): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.
[2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.	Federal Compliance - Check Loan Designation Match - QM: Loan designation does not match due to the insufficient asset provided
Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: There is no evidence in file that the HUD Settlement Cost Booklet was provided	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the XXX firm performing the loan level due diligence and to have the XXX firm confirm said designation.

																					Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA ATR/QM	C	C	C	C	C	B	C	B	C	B	A	A	A	A	A	C	C	C	C	C
RPL7090	XXXX XXXX	$XXX	XX	XX/XX/XX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.: Documented qualifying Assets for Closing of $0.00 is less than Cash From Borrower $X,XXX.	1	2	[2] Federal Compliance - TILA NMLSR - Originator Company Not Licensed at time of Application: Truth in Lending Act (XXXX-XX-XX): Individual Loan Originator not in approved license status to conduct loan origination activities.
[2] Federal Compliance - Federal Loan Originator Compensation - Individual LO Not NMLS Licensed at Time of Application: Truth in Lending Act (XXXX-XX-XX)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Insurance Binder Fee. Fee Amount of $XX exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (XXXX-XX-XX)	Federal Compliance - TILA NMLSR - Originator Company Not Licensed at time of Application: Loan Originator Organization is not NMLS licensed or registered at time of application.
Federal Compliance - TILA NMLSR - Individual Originator License Status Not Approved: Individual Loan Originator not in approved license status to conduct loan origination activities.
Federal Compliance - Federal Loan Originator Compensation - Individual LO Not NMLS Licensed at Time of Application: Individual Loan Originator not NMLS licensed or registered at time of application.
Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing.
Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing.
Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing.	REVIEWER - CURED COMMENT (XXXX-XX-XX): Sufficient Cure Provided At Closing REVIEWER - CURED COMMENT (XXXX-XX-XX): Sufficient Cure Provided At Closing REVIEWER - CURED COMMENT (XXXX-XX-XX): Sufficient Cure Provided At Closing	Federal Compliance - TILA NMLSR - Originator Company Not Licensed at time of Application: "Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $XXXX, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation."

Federal Compliance - Federal Loan Originator Compensation - Individual LO Not NMLS Licensed at Time of Application: "Assignee Liability:  Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was involuntary.  This civil liability may include $XXXX, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees.  For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material.  Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
																					EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation."			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
RPL7365	XXXX XXXX	$XXX	XX	XX/XX/XX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX			1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
RPL7092	XXXX XXXX	$XXX	XX	XX/XX/XX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX [3] Application / Processing - Missing Document: Fraud Report not provided [3] Credit Documentation - No evidence of fraud report in file: Credit Report: Original // Borrower: XXXXXXXXXXXXXX	Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX		1				1	[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $X,XXX exceeds tolerance of $X,XXX plus 10% or $X,XXX. Sufficient or excess cure was provided to the borrower at Closing. (0)		REVIEWER - CURED COMMENT (XXXX-XX-XX): Sufficient Cure Provided At Closing				-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
RPL7364	XXXX XXXX	$XXX	XX	XX/XX/XX	Primary	Purchase	Non QM	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX [3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.	The property is located in California. Provide a post-disaster inspection verifying there was no damage from XXXXXXXXXXXXX. The inspection must include exterior photos and the property must be re-inspected on or after XX/XX/XXXX declared end date. Hazard insurance policy with coverage in the amount of $XXX,XXX is required.	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (XXXX-XX-XX): Points and Fees on subject loan of X.XXX% is in excess of the allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total $XX,XXX on a Federal Total Loan Amount of $XXX,XXXvs. an allowable total of $XX,XXX (XXXX-XX-XX): Creditor did not provide a copy of each valuation to applicant three (XXXX-XX-XX) business days prior to closing. (XXXX-XX-XX) business days prior to closing. (XXXX-XX-XX)	Federal Compliance - Check Loan Designation Match - QM: Failure due to excessive points and fees.
Federal Compliance - QM Points and Fees: QM Points and Fees threshold exceeded by $XXXX or 0.XXXXX%.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Verification appraisal was delivered to borrower 3 business days prior to closing on XX/XX/XXXX was not provided.
Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: Proof Revised Loan Estimate was provided to borrower at least 4 business days prior to the closing of XX/XX/XXXX was not provided.
Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: Proof Revised Loan Estimate was provided to borrower at least 4 business days prior to the closing of XX/XX/XXXX was not provided.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Loan Discount Points Fee was disclosed as $XXXX on LE but disclosed as $XXXXon Final Closing Disclosure. Filed does not contain a valid COC for this fee, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure to include the difference.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the XXX firm performing the loan level due diligence and to have the XXX firm confirm said designation.

Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																					Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TILA ATR/QM	C	C	C	C	C	C	C	C	C	C	A	A	A	A	A	C	C	C	C	C
RPL7360	XXXX XXXX	$XXX	XX	XX/XX/XX	Primary	Refinance Rate/Term	Non QM	3	3	[3] Asset Calculation / Analysis - AUS Findings: Available for Closing discrepancy.: Documented qualifying Assets of is less than AUS Available for Closing of $XX
[3] AUS Discrepancy / Guidelines Discrepancy - AUS Findings: Qualifying asset balance discrepancy.: Calculated qualifying asset balance of  is less than AUS qualifying asset balance of $XX.
[3] AUS Discrepancy / Guidelines Discrepancy - AUS Findings: Representative FICO score discrepancy.: Representative FICO score of XXXis less than AUS representative FICO score of XXX
[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX
Disaster End Date: XX/XX/XXXX
Disaster Name: XXXXXXXXXXX
Disaster Declaration Date: XX/XX/XXXX
[3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.
[3] Mortgage / Program Eligibility - Missing Document: Note - Subordinate Lien not provided	DU required verification of $XX assets; however, no bank statements were provided.
DU required verification of $XX assets; however, no bank statements were provided.
DU approval was issued with a XXXFico score.  The credit report provided disclosed a XXX score and is more recent than the report referenced in DU.
100% of the insurable value of the improvements, as established by the property insurer; or the unpaid principal balance of the mortgage, as long as it at least equals the minimum amount—80% of the insurable value of the improvements—required to compensate for damage or loss on a replacement cost basis. If it does not, then coverage that does provide the minimum required amount must be obtained.	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (XXXX-XX-XX): Self-employed income documentation not sufficient (XXXX-XX-XX): Missing Employment Dates to verify two years current employment. (XXXX-XX-XX)	Federal Compliance - Check Loan Designation Match - QM: The loan failed because of insufficient self-employment income
Federal Compliance - Sole Proprietorship Income Documentation Test: The Balance Sheet for XXXXXXXXXXX was not provided.
Federal Compliance - QM Employment History - Current Employment Documentation lacks Date Info: The VVOE for the borrower's Schedule C business did not confirm the start date.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Loan Discount Fee was last disclosed as $0 on LE but disclosed as $XXX on Final Closing Disclosure. File does not contain a valid COC for this fee, cure provided at closing.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the XXX firm performing the loan level due diligence and to have the XXX firm confirm said designation.

																					Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TILA ATR/QM	C	C	C	C	C	C	C	C	C	C	A	A	A	A	A	C	C	C	C	C
RPL7688	XXXX XXXX	$XXX	XX	XX/XX/XX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Income Documentation - REO Documents are missing.: Address: XXXXXXXXXXXXXXXXXX, CT XXXXX Statement [2] Credit Eligibility - Credit report shows credit payments as currently delinquent. [2] Credit Eligibility - Public Record Issue:: Credit Report: Original // Public Record Type: Charge-offs / Balance: XXXX	1	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final GFE Inaccurate: RESPA (2010): Existence of escrow account disclosed on Final GFE does not match actual terms.
[2] Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final HUD-1 Inaccurate: RESPA (2010): Existence of escrow account disclosed on Final HUD-1 does not match actual terms.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure): Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.	Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Initial 1003 not provided. Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Initial 1003 not provided.	Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (XXXX-XX-XX) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (XXXX-XX-XX) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (XXXX-XX-XX) -  Existence of Escrow Account on Final HUD-1 Inaccurate: RESPA (XXXX-XX-XX) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: There is generally no Assignee Liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

																					Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
RPL7375	XXXX XXXX	$XXX	XX	XX/XX/XX	Primary	Purchase	Safe Harbor QM	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met
[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX
Disaster End Date: XX/XX/XXXX
Disaster Name:XXXXXXXXXXXXXXXXXX
Disaster Declaration Date: XX/XX/XXXX
[3] Application / Processing - Missing Document: AUS not provided
[3] Mortgage / Program Eligibility - Missing Document: Note - Subordinate Lien not provided
[3] Application / Processing - Missing Document: Tax Certificate not provided	Missing verification of simultaneous second mortgage Missing verification of the simultaneous second mortgage	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (XXXX-XX-XX): ECOA Valuations Rule (XXXX-XX-XX) at least three (XXXX-XX-XX)	Federal Compliance - Check Loan Designation Match - QM: Loan fails TSHQM testing because it's not Agency Salable
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing disclosure not provided to borrower at least 3 days before closing	REVIEWER - CURED COMMENT (XXXX-XX-XX): Sufficient Cure Provided At Closing	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the XXX firm performing the loan level due diligence and to have the XXX firm confirm said designation.

Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.

																					Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TILA ATR/QM	C	C	C	C	C	B	C	B	C	B	A	A	A	A	A	C	C	C	C	C
RPL7362	XXXX XXXX	$XXX	XX	XX/XX/XX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	2	1				1				2	[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (XXXX-XX-XX)	Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: The credit report fee exceeded he tolerance of $XX however sufficeint cure was provided.	REVIEWER - CURED COMMENT (XXXX-XX-XX): Sufficient Cure Provided At Closing	Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
RPL7363	XXXX XXXX	$XXX	XX	XX/XX/XX	Primary	Purchase	Non QM	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX
Disaster End Date: XX/XX/XXXX
Disaster Name: XXXXXXXXXXXXXXXXXX
Disaster Declaration Date: XX/XX/XXXX
[3] Income Documentation - REO Documents are missing.: Address: XXXXXXXXXXXXXXXXXXXXXXXXXX, MD Insurance Verification, Tax Verification
[3] Income Documentation - The verification of employment is not within 10 business days of the Note.: Borrower:XXXXXXXXXXXXXXXXX// Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX	Property details for XXXXXXXXXXXXXXXXare not provided. LOX for being parents home is provided. Missing the VVOE for the current position, the prior employer VOE are not required.	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - QM Employment History: Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met. (XXXX/XXXX/11208538)	Federal Compliance - Check Loan Designation Match - QM: The documents missing such as the VVOE and the property details for the multiple properties are causing the mismatch for the Loan designation.
																			Federal Compliance - QM Employment History: Borrower provided LOX for the job gap in which she was caring for a parent. Two years has been provided and documented.		Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the XXX firm performing the loan level due diligence and to have the XXX firm confirm said designation.			TILA ATR/QM	C	C	C	C	C	C	C	C	C	C	A	A	A	A	A	C	C	C	C	C
RPL7640	XXXX XXXX	$XXX	XX	XX/XX/XX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	2	1				1				2	[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank XXXX): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: The file was missing a copy of the Homeownership Counseling disclosure or proof of the borrower's receipt within 3 days of originator application date.		Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
RPL7687	XXXX XXXX	$XXX	XX	XX/XX/XX	Primary	Refinance Rate/Term	Safe Harbor QM	3	3	[3] Mortgage / Program Eligibility - AUS Findings: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX.XXXX% exceeds AUS total debt ratio of XX.XXXX%. [3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX [3] Income Documentation - Income Docs Missing:: Borrower: XXXXXXXXXXXXXXXXXX 4506-T (XXXX)	No Cure provided for debt ratio.	3	[3] Appraisal Documentation - Missing Document: Appraisal was made "subject to" and Form 1004D/442 was not provided.: Valuation Type: Appraisal / Valuation Report Date: XX/XX/XXXX	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (XXXX-XX-XX): Individual Loan Originator not in approved license status to conduct loan origination activities.
[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (XXXX-XX-XX)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Desk Review Fee. Fee Amount of $XX exceeds tolerance of $XX. Sufficient or excess cure was provided to the borrower at Closing. (7505)	Federal Compliance - Check Loan Designation Match - QM: Loan was AUS approved but is missing 4506-T and is waterfalling to a Due Diligence Loan Designation of Safe Harbor QM.
Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: Cure provided at closing
Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: Cure provided at closing
Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: Cure provided at closing	REVIEWER - CURED COMMENT (XXXX-XX-XX): Sufficient Cure Provided At Closing
REVIEWER - CURED COMMENT (XXXX-XX-XX): Sufficient Cure Provided At Closing
																				REVIEWER - CURED COMMENT (XXXX-XX-XX): Sufficient Cure Provided At Closing	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the XXX firm performing the loan level due diligence and to have the XXX firm confirm said designation.			TILA ATR/QM	C	C	C	C	C	B	C	B	C	B	C	C	C	C	C	C	C	C	C	C
RPL7330	XXXX XXXX	$XXX	XX	XX/XX/XX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - Missing Document: Fraud Report not provided [3] Insufficient Coverage - The Hazard Insurance Policy effective date is after the funds disbursed.: Hazard Insurance Policy Effective Date XX/XX/XXXX; Disbursement Date: XX/XX/XXXX; Note Date: XX/XX/XXXX; Transaction Date: XX/XX/XXXX	Missing complete fraud report. Hazard Insurance Policy Effective Date of XX/XX/XXXX, is after Note Date of XX/XX/XXXX	1	2	[2] Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:PrimaXX/XX/XXXXXXX)
[2] Federal Compliance - Federal Loan Originator Compensation - Individual LO Not NMLS Licensed at Time of Application: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not NMLS licensed or registered at time of application.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXXexceeds tolerance of $XX plus 10% or $XXX. Insufficient or no cure was provided to the borrower. (0)	Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: Valuation provided date of XX/XX/XXXX to applicant is prior to the date when valuation was performed date of XX/XX/XXXX
Federal Compliance - Federal Loan Originator Compensation - Individual LO Not NMLS Licensed at Time of Application: Unable to verify licensed at the time of origination.
Federal Compliance - (Missing Data) Last Rate Set Date: Initial Rate Lock disclosure is missing in file
Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Loan transaction disbursement date of XX/XX/XXXX, which is the same as the ROR expiration date.
Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Total amount of $XXXexceeds tolerance of $XX , no cure or valid change of circumstances was provided	Federal Compliance - Federal Loan Originator Compensation - Individual LO Not NMLS Licensed at Time of Application: "Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was involuntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation."

																					Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
RPL7102	XXXX XXXX	$XXX	XX	XX/XX/XX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - Missing Document: Fraud Report not provided			1				2	[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.			Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
RPL7361	XXXX XXXX	$XXX	XX	XX/XX/XX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXX Disaster Declaration Date: XX/XX/XXXX [3] Income Documentation - The verification of employment is not within 10 business days of the Note.: Borrower: XXXXXXXXXXXXXXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX	VOE from previous employer was not provided.		1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXXXXX)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Missing a signed acknowledgement of borrower's receipt of the appraisal.					-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
RPL7641	XXXX XXXX	$XXX	XX	XX/XX/XX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	1	2	[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(XXXX-XX-XX) [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Second Appraisal Fee. Fee Amount of $XXX exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7507)	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Missing Initial closing disclosure and evidence of receipt
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: The Appraisal management fee was only $XXXbut later increased and there was no evidence of a cure or a change of circumstance that was provided.
																			Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: The Initial Loan estimate did not include a second appraisal fee and there is no evidence of a cure or a change of circumstance that was provided.		Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
RPL7638	XXXX XXXX	$XXX	XX	XX/XX/XX	Investment	Purchase	N/A	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX [3] Income Documentation - Income Docs Missing:: Borrower: XXXXXXXXXXXXXXXXXThird Party Verification [3] Income Documentation - Income documentation requirements not met.	Missing borrowers VVOE Missing Income Verification docs in the loan file		3	[3] Appraisal Data Integrity - Appraiser's license or certification was not active at the time of the appraisal.: Valuation Type: Appraisal / Valuation Report Date: XX/XX/XXXX			1							-	C	C	C	C	C	A	A	A	A	A	C	C	C	C	C	C	C	C	C	C
RPL7366	XXXX XXXX	$XXX	XX	XX/XX/XX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	2	1	1	2	[2] Federal Compliance - TRID non-compliant: Fees were not reflected in the correct section of the disclosure. [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Extension Fee. Fee Amount of $XXXexceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7349)	Federal Compliance - TRID non-compliant: Fees were not reflected in the correct section of the disclosure.: Title fees are disclosed in Section B when they should be disclosed in Section C due to the Service Provider List reflects a different Provider indicating the borrower selected their own Provider.
																			Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee Amount of $XXX exceeds tolerance of $0.00. File does not contain a valid COC for this fee, nor evidence of cure. File is missing a post-close CD disclosing the tolerance cure to include $XXX a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.		Federal Compliance - TRID non-compliant: Fees were not reflected in the correct section of the disclosure.: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
RPL7639	XXXX XXXX	$XXX	XX	XX/XX/XX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.: Documented qualifying Assets for Closing of $X,XXXis less than Cash From Borrower $XX,XXX [3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX	file is missing evidence of the EMD and the source of those funds. Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX	1	2	[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:PrimaXX/XX/XXXXXXX)
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[2] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXXXXX)
[2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXXX exceeds tolerance of $XXX plus 10% or $XXX. Insufficient or no cure was provided to the borrower. (0)	Federal Compliance - TRID Final Closing Disclosure Total Of Payments: Total of Payments variance is due to the Lender reflecting Mortgage Insurance being in effect for 108 months; however based on loan amount and appraised value the Mortgage Insurance Disclosure states the Mortgage Insurance would be in effect for 93 months.
																			Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Ten Percent Fee Tolerance violation is due to the increase in Lender's Title Insurance from the Initial Loan Estimate to the Final Closing Disclosure. No lender credit or cure was provided.		Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (XXXX-XX-XX) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
RPL7642	XXXX XXXX	$XXX	XX	XX/XX/XX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	2	1	1	2	[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (XXXX-XX-XX). Fee Amount of $XX exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (XXXX-XX-XX) [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $XXX exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7200)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Tax Service Fee (Life Of Loan).exceeded allowed amount of $0.00 and increased to the amount of $XX Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: General Counsel Fee exceeds tolerance of $0.00 and increased to $XX Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Loan Discount Points $XXX exceeds tolerance of $0.00. No cure provided to borrower.	Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																					Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
RPL7637	XXXX XXXX	$XXX	XX	XX/XX/XX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.: Documented qualifying Assets for Closing of $xx,xxx is less than Cash From Borrower $xx,xxx.			1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (XXXX-XX-XX) [2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(XXXX-XX-XX)	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: No evidence found in file that the Closing Disclosure was provided to Borrowers at least three business days prior to closing. Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Loan Discount Points Fee Amount of $X,XXX exceeds tolerance of $X,XXX without sufficient cure provided to the Borrower.		Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1 Test: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
RPL7353	XXXX XXXX	$XXX	XX	XX/XX/XX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Guideline Issue - Employment was not verified within 10 days of the note date.: Borrower: XXXXXXXXXXXXXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX, Borrower:XXXXXXXXXXXXXXXXXXXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX
[3] Income Documentation - Income Docs Missing:: Borrower: XXXXXXXXXXXXXXX, Borrower: XXXXXXXXXXXXXXXXXXX 4506-T (XXXX), 4506-T (XXXX), Paystubs, VVOE - Employment Only, W-2 (XXXX), W-2 (XXXX)
4506-T (XXXX), 4506-T (XXXX), Paystubs, VVOE - Employment Only, W-2 (XXXX), W-2 (XXXX)
[3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.
[3] General - Missing Document: Account Statements - Personal not provided
[3] General - Missing Document: Account Statements - Personal not provided
[3] Application / Processing - Missing Document: Fraud Report not provided
[3] Asset Documentation - Missing Document: Gift Letter not provided
[3] General - Missing Document: HUD/CD (Asset) not provided
[3] Application / Processing - Missing Document: Missing Final 1003
[3] Application / Processing - Missing Document: Purchase Agreement / Sales Contract not provided
[3] General - Missing Document: Source of Funds/Deposit not provided
[3] Application / Processing - Missing Document: Tax Certificate not provided
[3] Income Documentation - The verification of employment is not within 10 business days of the Note.: Borrower:XXXXXXXXXXXXXXXXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX
[3] Income Documentation - The verification of employment is not within 10 business days of the Note.: Borrower: XXXXXXXXXXXXXXXXX// Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX
[3] Income Documentation - Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXXXXXXXXXXXXXXXXXXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX, Borrower: XXXXXXXXXXXXXXXXXXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX	Missing VVOE to verify employment history. HOI coverage is insufficient by $XXX. Missing savings account bank statements. Missing checking account bank statements. Missing VVOE to verify co-borrower's employment history. Missing VVOE to verify borrower's employment history. Missing VVOE to verify employment history.	1	2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (XXXX-XX-XX) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (XXXX-XX-XX)
[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(XXXX-XX-XX). The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing. Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $X,XXX may be required.	Federal Compliance - (Missing Data) Last Rate Set Date: Missing rate lock documentation.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: Missing list of homeownership counseling organizations documentation.
Federal Compliance - TRID Appraisal Disclosure - ECOA Status: No evidence of borrower being provided with the right to receive a copy of the Appraisal Disclosure.
Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment Underdisclosed: Estimated escrow amount is $XXX per month x12=$XXXX. Final Closing Disclosure shows the total as $XXXX.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Final Closing Disclosure was issued on XX/XX/XXXX, Note is dated XX/XX/XXXX. Borrower was not provided Closing Disclosure at least 3 business days prior to closing.
Federal Compliance - TILA-RESPA Integrated Disclosure: application date on or after XX/XX/XXXX, no Loan Estimates in the Loan File: Missing Loan Estimate documentation.	Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment Underdisclosed: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																					Federal Compliance - TILA-RESPA Integrated Disclosure: application date on or after XX/XX/XXXX, no Loan Estimates in the Loan File: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			-	D	D	D	D	D	B	B	B	B	B	A	A	A	A	A	D	D	D	D	D
RPL7352	XXXX XXXX	$XXX	XX	XX/XX/XX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXXXXXXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX [3] Application / Processing - Missing Document: Approval not provided			1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
RPL7354	XXXX XXXX	$XXX	XX	XX/XX/XX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.: Documented qualifying Assets for Closing of $xx,xxx is less than Cash From Borrower $xx,xxx.	Assets short to close by $XXXTotal assets required are EMD $X,XXX, POC appraisal $XXX and Cash required by final CD of $XX,XXX. Total = $XX,XXX required to close. Total funds available after adding back the POC appraisal and EMD that cleared = $XX,XXX In addition file is missing evidence of receipt of the $XX,XXX in gift funds directly into escrow as declared on the gift letter.		1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
RPL7355	XXXX XXXX	$XXX	XX	XX/XX/XX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	2	1	1	2	[2] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 - October XXX Testing: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of XXXXon Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXXXXX)
																		[2] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment Underdisclosed: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan. (FinXX/XX/XXXXXXX)	Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 - October XXXX Testing: The final CD reflects monthly escrow of $XXX, actual monthly escrow is $XXX. Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment Underdisclosed: The final CD reflects monthly escrow of $XXX, actual monthly escrow is $XXX.		Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 - October XXXX Testing: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment Underdisclosed: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
RPL7679	XXXX XXXX	$XXX	XX	XX/XX/XX	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX	Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX		1				2	[2] Federal Compliance - RESPA (XXXX-XX-XX) - Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX,XXX is underdisclosed from calculated Finance Charge of $XXX,XXX in the amount of $XXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine cause of under disclosure due to missing amortization schedule		Federal Compliance - RESPA (XXXX-XX-XX) - Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
RPL7291	XXXX XXXX	$XXX	XX	XX/XX/XX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
RPL7240	XXXX XXXX	$XXX	XX	XX/XX/XX	Investment	Refinance Rate/Term	N/A	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX [3] Application / Processing - Missing Document: Fraud Report not provided [3] Income Documentation - REO Documents are missing.: Address:XXXXXXXXXXXXXXXX, CA, Address: XXXXXXXXXXXXXXXXXXX, CA Insurance Verification, Tax Verification Insurance Verification			1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
RPL7076	XXXX XXXX	$XXX	XX	XX/XX/XX	Second Home	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	2	1				1				2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.			Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
RPL7060	XXXX XXXX	$XXX	XX	XX/XX/XX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX [3] Application / Processing - Missing Document: Fraud Report not provided [3] Credit Documentation - No evidence of fraud report in file: Credit Report: Original // Borrower:XXXXXXXXXXXXXXXX	Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX	1	2	[2] Federal Compliance - Federal Loan Originator Compensation - Individual LO Not NMLS Licensed at Time of Application: Truth in Lending Act (NMLSR Dodd- Frank XXXX): Individual Loan Originator not NMLS licensed or registered at time of application. [2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.	Federal Compliance - Federal Loan Originator Compensation - Individual LO Not NMLS Licensed at Time of Application: "Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was involuntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation."

																					Federal Compliance - Final TIL Estimated: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
RPL7078	XXXX XXXX	$XXX	XX	XX/XX/XX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX [3] Application / Processing - Missing Document: Fraud Report not provided			1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
RPL7290	XXXX XXXX	$XXX	XX	XX/XX/XX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX [3] Document Error - Hazard Insurance policy does not list Lender or Servicer and its successors and assigns, per guideline requirements.			1				2	[2] Federal Compliance - (XXXX-XX-XX): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.			Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
RPL7079	XXXX XXXX	$XXX	XX	XX/XX/XX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX
Disaster End Date: XX/XX/XXXX
Disaster Name: XXXXXXXXXXXXXXXXX
Disaster Declaration Date: XX/XX/XXXX
[3] Application / Processing - Missing Document: Fraud Report not provided
[3] Mortgage / Program Eligibility - Missing Document: Note - Subordinate Lien not provided
[3] Credit Documentation - No evidence of fraud report in file: Credit Report: Original // Borrower: XXXXXXXXXXXXXXXXX
										[2] Insurance Analysis - Hazard Insurance Policy expires within 90 days of the Note Date.: Hazard Insurance Policy Expiration Date XX/XX/XXXX, Note Date XX/XX/XXXX			1				2	[2] Federal Compliance - RESPA (XXXX-XX-XX): The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan. [2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011): Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.			Federal Compliance - RESPA (XXXX-XX-XX) Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
RPL7250	XXXX XXXX	$XXX	XX	XX/XX/XX	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX	Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX.	1	2	[2] Federal Compliance - RESPA (XXXX-XX-XX) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (XXXX-XX-XX): Loan Amount on Final GFE does not match Note. [2] Federal Compliance - RESPA (XXXX-XX-XX) - 0% Tolerance (XXXX-XX-XX) business days of application. [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.	Federal Compliance - RESPA (XXXX-XX-XX) - Initial Payment on GFE Inaccurate: The GFE reported an initial payment of $X,XXX versus the actual amount of $X,XXXreported on the note. Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Creditor did not provide Servicing Disclosure Statement to applicant within three business days of application.	Federal Compliance - RESPA (XXXX-XX-XX) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (XXXX-XX-XX) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (XXXX-XX-XX) - 0% Tolerance (Line 802) With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																					Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
RPL7667	XXXX XXXX	$XXX	XX	XX/XX/XX	Primary	Refinance Rate/Term	Safe Harbor QM	3	3	[3] Income Documentation - Income Docs Missing:: Borrower: Xxxxxx Xxxxx, Borrower:Xxxx X Xxxxxx4506-T (XXXX-XX-XX), 4506-T (xxxx) [3] Income Documentation - REO Documents are missing.: Address: Xxxx Xxx, Xxxxxx, TN Tax Verification	Form provided was not signed by either borrower.	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (XXXX-XX-XX): ECOA Valuations Rule (XXXX-XX-XX): Individual Loan Originator NMLSR information on loan documents does not match NMLSR.
[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
[2] Federal Compliance - QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: Qualified Mortgage (XXXX-XX-XX) - 0% Tolerance (XXXX-XX-XX):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.	Federal Compliance - Check Loan Designation Match - QM: Missing 4506T, loan is waterfalling to a due diligence loan designation of Safe Harbor QM.
Federal Compliance - QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: 24 months of income history has not been verified	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.

Federal Compliance - TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website: Assignee Liability:  Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary.  This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees.  For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material.  Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																					Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.			TILA ATR/QM	C	C	C	C	C	B	C	B	C	B	A	A	A	A	A	C	C	C	C	C
RPL7650	XXXX XXXX	$XXX	XX	XX/XX/XX	Investment	Purchase	N/A	3	3	[3] Mortgage / Program Eligibility - AUS Findings: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio ofXX.XXX% exceeds AUS total debt ratio of XX.XXX%.
[3] Application / Processing - FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.: Disaster Name: XXXXXXXXXXXXXXXXXXX
Disaster Declaration Date: XX/XX/XXXX
Disaster End Date:  XX/XX/XXXX
[3] Appraisal Documentation - Missing Document: Appraisal not provided
										[3] Income Documentation - REO Documents are missing.: Address: XXXXXXXXXXXXXXXXXXXXXX TX Insurance Verification, Statement, Tax Verification	MIssing rental income documentation. Disaster Name: XXXXXXXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX		1				2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank XXXX): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: There is generally no Assignee Liability.			-	D	D	D	D	D	B	B	B	B	B	A	A	A	A	A	D	D	D	D	D
RPL7636	XXXX XXXX	$XXX	XX	XX/XX/XX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Guideline Issue - Borrower has been on current job less than 2 years, and prior employment history was not documented as required.: Borrower: XXXXXXXXXXXXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX
[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX
Disaster End Date: XX/XX/XXXX
Disaster Name:XXXXXXXXXXXXXXXX
Disaster Declaration Date: XX/XX/XXXX
[3] Application / Processing - Missing Document: Fraud Report not provided
[3] Credit Documentation - No evidence of fraud report in file: Credit Report: Original // Borrower:XXXXXXXXXXXX, Credit Report: Original // Borrower: XXXXXXXXXXXXXX	Previous employment not verified to complete two year employment history. Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX	1	2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Unable to determine if the borrower signed a valuation receipt acknowledgment due to missing information. (XXXX-XX-XX): Individual Loan Originator NMLSR information on loan documents does not match NMLSR.
[2] Federal Compliance - RESPA (XXXX-XX-XX) business days of application.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (XXXX-XX-XX): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.	Federal Compliance - RESPA (2010) – Written Service Provider List Missing: List of settlement service providers not dated
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Document not provided to borrower within 3 days of application
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: List of counseling organizations not provided to borrower
Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: Document not provided to borrower within 3 days of application	Federal Compliance - TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (XXXX-XX-XX) – Written Service Provider List Missing: RESPA (XXXX-XX-XX) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																					Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: There is generally no Assignee Liability.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
RPL7759	XXXX XXXX	$XXX	XX	XX/XX/XX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXXXXX)						-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
RPL7757	XXXX XXXX	$XXX	XX	XX/XX/XX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.: Documented qualifying Assets for Closing of $0.00 is less than Cash From Borrower $XXX. [3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX	No assets required on AUS. Cash from Borrower is due to the appraisal fee $XXX paid outside of closing on final HUD-1. Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX	1	2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (XXXX-XX-XX) - Loan Amount on Final GFE Inaccurate: RESPA (XXXX-XX-XX): Initial payment on GFE does not match actual payment on loan. [2] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (XXXX-XX-XX) Inaccurate: Truth in Lending Act (MDIA 2011): Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Borrower was provided the appraisal electronically on XX/XX/XXXX. Subject loan close date wasXX/XX/XXXX. Appraisal was not provided within 3 business days of closing.
Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: The final TIL did not include the $XXX monthly mortgage insurance payment.
																			Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: The final TIL did not include the $XXX monthly mortgage insurance payment.		Federal Compliance - RESPA (XXXX-XX-XX) - Initial Payment on GFE Inaccurate: RESPA (XXXX-XX-XX) Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
RPL7760	XXXX XXXX	$XXX	XX	XX/XX/XX	Investment	Purchase	N/A	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX [3] Application / Processing - Missing Document: Fraud Report not provided [3] Income Documentation - REO Documents are missing.: Address: XXXXXXXXXXXXX, FL Insurance Verification			1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
RPL7761	XXXX XXXX	$XXX	XX	XX/XX/XX	Primary	Refinance Rate/Term	Non QM	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met	Per DU, the loan casefile was underwritten to DU Refi Plus and must be identified as a XXXX loan being paid off. There is no evidence in the file the mortgage being paid off was a XXXX loan.	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (XXXX-XX-XX): Points and Fees on subject loan of X.XXX% is in excess of the allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total $X,XXX on a Federal Total Loan Amount of $XXX,XXX vs. an allowable total of $X,XXX (an overage of $X,XXX or X.XXXX%).	Federal Compliance - Check Loan Designation Match - QM: Originator Loan Designation of Temporary SHQM is failing due to Points and Fees exceeding the max threshold of $X,XXX.
																			Federal Compliance - QM Points and Fees: Points and fees exceeds max threshold of $X,XXX. Points and Fees total $X,XXX resulting in a variance of $X,XXX.		Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the XXX firm performing the loan level due diligence and to have the XXX firm confirm said designation.			TILA ATR/QM	C	C	C	C	C	C	C	C	C	C	A	A	A	A	A	C	C	C	C	C
RPL7762	XXXX XXXX	$XXX	XX	XX/XX/XX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Loan File - Missing Document: Hazard Insurance Policy not provided	Renewal Policy for the timeframe of XX/XX/XXXX XX/XX/XXXX was not provided in the loan file		1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
RPL7764	XXXX XXXX	$XXX	XX	XX/XX/XX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
RPL7763	XXXX XXXX	$XXX	XX	XX/XX/XX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name:XXXXXXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX [3] Application / Processing - Missing Document: Fraud Report not provided [3] Income Documentation - REO Documents are missing.: Address: XXXXXXXXXXXXXXXXXXXXXXXX, FL Insurance Verification	1	2	[2] Miscellaneous Compliance - (XXXX-XX-XX) business days of application.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: Unable to determine if the initial escrow account statement is compliant based on missing information.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX,XXX is underdisclosed from calculated Finance Charge of $XXX,XXX in the amount of $XXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed Finance Charges are $XXX,XXX. Due Diligence Finance Charges are $XXX,XXX. There is a variance of $XXX,	Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (XXXX-XX-XX) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (XXXX-XX-XX) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																					Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
RPL7756	XXXX XXXX	$XXX	XX	XX/XX/XX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - Missing Document: Fraud Report not provided			1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
RPL7758	XXXX XXXX	$XXX	XX	XX/XX/XX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX
Disaster End Date: XX/XX/XXXX
Disaster Name: XXXXXXXXXXXXXX
Disaster Declaration Date: XX/XX/XXXX
[3] Application / Processing - Missing Document: Fraud Report not provided
[3] Insufficient Coverage - The Hazard Insurance Policy effective date is after the funds disbursed.: Hazard Insurance Policy Effective Date XX/XX/XXXX; Disbursement Date: XX/XX/XXXX; Note Date: XX/XX/XXXX; Transaction Date: XX/XX/XXXX
[2] Document Error - The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.	1	2	[2] Federal Compliance - RESPA (XXXX-XX-XX): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (XXXX-XX-XX): Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date.	Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: Initial payment on GFE does not match actual payment on loan as interest rate was not locked and is different than locked rate.
Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Final TIL APR ofX.XXXX% is underdisclosed from calculated APR ofX.XXXX% outside of 0.125% tolerance.  Itemization of amount financed not provided.
Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed Finance Charges are $XXX,XXX. Due Diligence Finance Charges are $XXX,XXX. There is a variance of $XXXX.  itemization of amount financed not provided.
Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: Initial TIL was sentXX/XX/XXXX and was not delivered to borrower at least 7 days prior to Note date ofXX/XX/XXXX.	Federal Compliance - RESPA (XXXX-XX-XX) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: There is generally no Assignee Liability.

Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																					Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C